UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-643-9691

Date of fiscal year end: March 31, 2011

Date of reporting period: September 30, 2011

ITEM 1.	REPORT TO SHAREHOLDERS

Wells Fargo Advantage Health Care Fund

Semi-Annual Report

September 30, 2011

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM ).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus for Wells Fargo Advantage Funds containing this and other information, visit wellsfargo.com/advantagefunds. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

The “Dow Jones Target Date Indexes” are a product of Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC (“CME”). “Dow Jones” and “Dow Jones Target Date Indexes” are service marks of Dow Jones Trademark Holdings, LLC, and have been licensed for use for certain purposes by CME and sublicensed for use by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by Barclays Capital Inc. The Wells Fargo Advantage Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME or Barclays Capital or any of their respective affiliates, and neither Dow Jones, CME nor Barclays Capital nor any of their respective affiliates makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy, and/or completeness of the Dow Jones Target Date Indexes or the Barclays Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, CME, BARCLAYS CAPITAL, OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY IN CONNECTION WITH THE Wells Fargo Advantage Dow Jones Target Date Funds INCLUDING, WITHOUT LIMITATION, FOR ANY SPECIAL, PUNITIVE, IN DIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $213 billion in assets under management, as of September 30, 2011.

Equity Funds
Asia Pacific Fund	Global Opportunities Fund	Premier Large Company Growth Fund
C&B Large Cap Value Fund	Growth Fund	Small Cap Opportunities Fund
C&B Mid Cap Value Fund	Health Care Fund	Small Cap Value Fund
Capital Growth Fund	Index Fund	Small Company Growth Fund
Common Stock Fund	International Equity Fund	Small Company Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small/Mid Cap Core Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small/Mid Cap Value Fund
Diversified Equity Fund	Intrinsic Value Fund	Social Sustainability Fund†
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Diversified Small Cap Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Growth Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Fund	Large Company Value Fund	Strategic Large Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Traditional Small Cap Growth Fund
Enterprise Fund†	Opportunity Fund†	Utility and Telecommunications Fund
Equity Value Fund	Precious Metals Fund
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Asset Allocation Funds
Asset Allocation Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Conservative Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†	Target 2055 Fund†
Money Market Funds
100% Treasury Money Market Fund	Minnesota Money Market Fund	New Jersey Municipal Money Market Fund
California Municipal Money Market Fund	Money Market Fund	New York Municipal Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Pennsylvania Municipal Money Market Fund
Government Money Market Fund	Municipal Money Market Fund	Prime Investment Money Market Fund
Heritage Money Market Fund†	National Tax-Free Money Market Fund	Treasury Plus Money Market Fund
Variable Trust Funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage Social Sustainability FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Health Care Fund	Letter to Shareholders

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

All major areas of the global stock market ended with losses, with most of the decline occurring in the second half of the period.

Dear Valued Shareholder,

We’re pleased to offer you this semi-annual report for the Wells Fargo Advantage Health Care Fund for the six-month period that ended September 30, 2011. Upon reviewing the report, you may notice a few changes from past reports, the most significant of which is the change from a multi-fund report to a single-fund report. We believe this change will give you more convenient access to your fund data.

The period was marked by growing pessimism about the economy and, consequently, increased market volatility as a variety of macroeconomic events—including the ongoing European sovereign debt crisis and the downgrade of the U.S. credit rating by Standard & Poor’s—caused investors to question the strength of the economic recovery. All major areas of the global stock market ended with losses, with most of the decline occurring in the second half of the period.

Market sentiment darkened as economic numbers weakened.

Prior to the period, economic numbers seemed to support the view of a gradual global economic recovery. However, growth in gross domestic product (GDP) for the first quarter of 2011 was initially reported at 1.8% but was later revised significantly downward to 0.4%. The amount of the downward revision not only reawakened fears that the economy was slowing, but also caused investors to put less of an emphasis on the 1.3% estimate for second-quarter GDP growth. The prolonged debate in the summer of 2011 over increasing the U.S. debt ceiling, which raised the possibility of the country defaulting on its debt, further weakened investor sentiment. Although the debate was resolved in time to prevent a default, Standard & Poor’s later cited the country’s dysfunctional political climate as one reason why it lowered the U.S. credit rating to AA+ from AAA1.

Persistent weakness in jobs and housing slowed economic growth.

The unemployment rate remained stubbornly high throughout the six-month period, beginning the period at 9.0% in April 2011 and ending the period modestly higher at 9.1% in September 2011. Widespread frustration over the continued weakness in the labor market was one factor behind the “Occupy Wall Street” protest movement that began in September 2011. Persistent weakness in the housing market remained another source of concern. By September, some market analysts were openly discussing the possibility of a return to recession; even those analysts who forecasted a continued recovery believed that it would occur only gradually. The end result was a U.S. stock market that weakened in June and recovered in July, then fell sharply in August and September to end the period with significant losses.

Europe’s sovereign debt problems continued to weigh on confidence.

The ongoing drama of the European sovereign debt crisis returned to center stage, as it became increasingly likely that eurozone member Greece would default on its sovereign debt, despite receiving aid from the European Union and the International Monetary Fund. Because many eurozone banks owned Greek debt, and many U.S. banks had financial ties to eurozone banks, investors worried

1.	The ratings indicated are from Standard & Poor’s. Credit quality ratings apply to underlying holdings of the fund and not the fund itself. Standard and Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.

Letter to Shareholders	Wells Fargo Advantage Health Care Fund	3

about the effect of such an event on the global economy and financial system. Meanwhile, market participants increasingly worried about the debt burdens of Italy—which also had its credit rating downgraded by Standard & Poor’s—and later of France. Although France maintained its AAA rating as of the end of the period, French banks were heavily exposed to weaker sovereign credits, leading to fears of a state bailout and a resulting increase in France’s required expenditures. Partly because of the debt worries, European stock markets generally ended the period with losses.

Central banks continued to provide stimulus.

Throughout the reporting period, the Federal Open Market Committee kept its key interest rates at effectively zero in order to support the financial system. As previously planned, the Federal Reserve (Fed) ended its second round of quantitative easing (QE2)—in which it purchased a total of $600 billion in long-term U.S. Treasuries from November 2010 through June 2011—as well as reinvested an additional $250 billion to $300 billion in Treasuries with the proceeds from earlier investments. However, in response to extreme market volatility and signs of a weakening economy, in early August 2011, the Fed announced its intention to keep interest rates low until 2013. In September, the Fed implemented a program to sell $400 billion in short-term Treasuries in exchange for longer-term bonds—so-called “Operation Twist”—with the goal of pushing down long-term yields.

At the beginning of the period, the European Central Bank (ECB) had a key rate of 1.00%, but it raised it to 1.25% in April and then to 1.50% in July in an attempt to keep inflation in check. The ECB continued to provide unlimited liquidity for banks and, in August, after a sell-off in the sovereign bonds of Spain and Italy, announced plans to purchase the debt of those countries.

Global stock markets sold off during the period.

Stocks began the period rallying on hopes of a continued economic recovery, only to sell off sharply in late summer. For the period, economically sensitive stocks generally posted the deepest losses. As a result, the stocks of smaller companies—which generally have lesser access to capital and less diversified revenue streams than larger companies—performed the worst. The weaker economy also renewed concerns about potential loan losses at banks and other financial institutions. Among both large caps and small caps, growth stocks posted narrower losses than value stocks, largely because of weakness in financials (which are typically considered part of the value space). More defensive sectors such as health care and utilities generally outperformed. In addition, a rally in gold helped gold-related stocks post better returns than the broader market.

Many variables are at work in the market.

The full effect of the credit crisis remains unknown. Elevated unemployment and debt defaults continue to pressure consumers and businesses alike.

In this environment, experience tells us that strict adherence to time-tested strategies has its rewards. Wells Fargo Advantage Funds represents investments across a range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, it does provide you with one way of managing risk.

Stocks began the period rallying on hopes of a continued economic recovery, only to sell off sharply in late summer.

4	Wells Fargo Advantage Health Care Fund	Letter to Shareholders

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at www.wellsfargo.com/advantagefunds, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Performance Highlights (Unaudited)	Wells Fargo Advantage Health Care Fund	5

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

Robert Junkin, CPA

FUND INCEPTION

December 22, 1999

TEN LARGEST EQUITY HOLDINGS[1] (AS OF SEPTEMBER 30, 2011)
Pfizer Incorporated	3.47%
Amgen Incorporated	3.39%
Celgene Corporation	3.03%
Careview Communications Incorporated	2.84%
Alexion Pharmaceuticals Incorporated	2.83%
Gilead Sciences Incorporated	2.60%
UnitedHealth Group Incorporated	2.47%
Sanofi-Aventis SA	2.26%
Aetna Incorporated	2.23%
Allergan Incorporated	2.17%

INDUSTRY DISTRIBUTION[2] (AS OF SEPTEMBER 30, 2011)

1.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

2.	Industry distribution is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage Health Care Fund	Performance Highlights (Unaudited)

AVERAGE ANNUAL TOTAL RETURN3 (%) (AS OF SEPTEMBER 30, 2011)

		Including Sales Charge				Excluding Sales Charge				Expense Ratios[4]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	6 Months*	1 Year	5 Year	10 Year	Gross	Net[5]
Class A (EHABX)	12/22/1999	(15.64)	(5.41)	(1.93)	3.99	(10.50)	0.34	(0.77)	4.61	1.61%	1.47%
Class B (EHCBX) **	12/22/1999	(15.31)	(5.42)	(1.85)	4.08	(10.85)	(0.44)	(1.50)	4.08	2.36%	2.22%
Class C (EHCCX)	12/22/1999	(11.81)	(1.38)	(1.50)	3.85	(10.81)	(0.38)	(1.50)	3.85	2.36%	2.22%
Administrator Class (EHCYX)	12/22/1999					(10.35)	0.61	(0.51)	4.89	1.45%	1.24%
S&P 1500 Supercomposite Healthcare Sector Index[6]						(4.33)	6.45	1.60	2.09
S&P 500 Index[7]						(13.78)	1.14	(1.18)	2.82

*	Returns for periods of less than one year are not annualized.

**	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s Web site – www.wellsfargo.com/advantagefunds.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Funds that concentrate their investments in limited sectors may be susceptible to financial, economic or market events impacting those sectors. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk, non-diversification risk, and smaller company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

3.	Historical performance shown for all classes of the Fund prior to July 19, 2010 is based on the performance of the Fund’s predecessor, Evergreen Health Care Fund.

4.	Reflects the expense ratios as stated in the most prospectuses.

5.	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.46% for Class A, 2.21% for Class B, 2.21% for Class C and 1.23% for Administrator Class. Without this cap, the Fund’s returns would have been lower.

6.	The S&P 1500 Supercomposite Healthcare Sector Index is an unmanaged capitalization-weighted index tracking the performance of health care stocks within the S&P 500, S&P MidCap 400 Index and S&P 600 Index. S&P indices are unmanaged and track the performance of publicly-traded U.S. stocks. They are often used to indicate the performance of specific market capitalizations and/or the overall U.S. stock market. You cannot invest directly in an index.

7.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

Fund Expenses (Unaudited)	Wells Fargo Advantage Health Care Fund	7

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from April 1, 2011 to September 30, 2011.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 04-01-2011	Ending Account Value 09-30-2011	Expenses Paid During the Period[1]	Net Annual Expense Ratio
Class A
Actual	$1,000.00	$894.98	$6.87	1.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.75	$7.31	1.45%
Class B
Actual	$1,000.00	$891.46	$10.40	2.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.00	$11.08	2.20%
Class C
Actual	$1,000.00	$891.91	$10.41	2.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.00	$11.08	2.20%
Administrator Class
Actual	$1,000.00	$896.48	$5.83	1.23%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.85	$6.21	1.23%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

8	Wells Fargo Advantage Health Care Fund	Portfolio of Investments—September 30, 2011 (Unaudited)

Security Name	Shares	Value

Common Stocks: 97.14%

Health Care : 94.30%

Biotechnology : 28.58%
Acorda Therapeutics Incorporated†	67,672	$1,350,733
Alexion Pharmaceuticals Incorporated†	39,061	2,502,248
Amgen Incorporated	54,538	2,996,863
Biogen Idec Incorporated†	4,807	447,772
Celgene Corporation†«	43,267	2,679,093
Cubist Pharmaceuticals Incorporated†«	14,513	512,599
Dendreon Corporation†«	88,549	796,941
Gilead Sciences Incorporated†	59,281	2,300,103
Human Genome Sciences Incorporated†	75,625	959,681
Idenix Pharmaceuticals Incorporated†«	346,007	1,726,575
Incyte Corporation†«	46,141	644,590
Novavax Incorporated†«	390,762	629,127
NPS Pharmaceuticals Incorporated†«	89,611	583,368
Onyx Pharmaceuticals Incorporated†«	5,592	167,816
Pharmasset Incorporated†«	21,172	1,743,938
Regeneron Pharmaceutical Incorporated†«	19,896	1,157,947
Theratechnologies Incorporated†«	462,974	1,378,451
United Therapeutics Corporation†«	22,099	828,492
Vertex Pharmaceuticals Incorporated†«	42,069	1,873,753

		25,280,090

Health Care Equipment & Supplies : 18.33%
Alere Incorporated†«	78,739	1,547,221
ArthroCare Corporation†	43,964	1,264,844
Atricure Incorporated†	68,670	668,846
CareFusion Corporation†	60,347	1,445,311
Covidien plc	21,030	927,423
Fresenius SE	12,058	1,071,797
Genmark Diagnostics Incorporated†	127,545	733,384
HeartWare International Incorporated†	17,591	1,133,036
Hospira Incorporated†	29,783	1,101,971
NuVasive Incorporated†«	69,977	1,194,507
SonoSite Incorporated†«	30,866	936,474
Thoratec Corporation†«	43,973	1,435,279
TSO3 Incorporated†	500,000	663,231
Wright Medical Group Incorporated†«	64,735	1,157,462
Zimmer Holdings Incorporated†«	17,417	931,810

		16,212,596

Health Care Providers & Services: 18.42%
Aetna Incorporated	54,283	1,973,187
CIGNA Corporation	42,789	1,794,571
Express Scripts Incorporated†	43,645	1,617,920
Fresenius Medical Care AG & Company	16,636	1,128,572
Hanger Orthopedic Group Incorporated†	76,566	1,446,332
HCA Holdings Incorporated†	49,035	988,546
Health Management Associates Incorporated Class A†	77,911	539,144
Health Net Incorporated†	61,010	1,446,547

Portfolio of Investments—September 30, 2011 (Unaudited)	Wells Fargo Advantage Health Care Fund	9

Security Name		Shares	Value

Health Care Providers & Services: (continued)
McKesson Corporation		23,334	$1,696,382
Medipattern Corporation†		1,524,387	465,506
UnitedHealth Group Incorporated«		47,308	2,181,845
Vanguard Health Systems Incorporated†		100,000	1,016,000

			16,294,552

Health Care Technology: 1.54%
Allscripts Healthcare Solutions Incorporated†		75,700	1,364,114

Pharmaceuticals: 27.43%
Allergan Incorporated«		23,324	1,921,431
Bristol-Myers Squibb Company«		31,962	1,002,968
Elan Corporation plc ADR†		180,374	1,899,338
Eli Lilly & Company		24,312	907,321
Endo Pharmaceuticals Holdings Incorporated†		41,470	1,160,745
Forest Laboratories Incorporated†«		28,074	864,398
Jazz Pharmaceuticals Incorporated†		30,411	1,262,665
Johnson & Johnson«		16,699	1,063,893
Map Pharmaceuticals Incorporated†«		109,282	1,597,703
Mylan Laboratories Incorporated†		83,077	1,412,309
Optimer Pharmaceuticals Incorporated†«		87,148	1,206,128
Pfizer Incorporated		173,608	3,069,389
Roche Holding AG Genusschein		5,527	898,323
Salix Pharmaceuticals Limited†«		38,013	1,125,185
Sanofi-Aventis SA		30,430	2,001,586
Teva Pharmaceutical Industries Limited ADR		44,535	1,657,593
Valera Pharmaceuticals Incorporated Escrow†(a)(i)		410,964	0
Warner Chilcott Limited		85,264	1,219,275

			24,270,250

Telecommunication Services: 2.84%

Diversified Telecommunication Services: 2.84%
Careview Communications Incorporated†«		1,599,642	2,511,438

Total Common Stocks (Cost $79,034,626)			85,933,040

	Expiration Date
Rights: 0.03%

Health Care: 0.03%

Pharmaceuticals: 0.03%
Sanofi-Aventis SA†	12/31/2020	23,418	24,823

Total Rights (Cost $51,988)			24,823

10	Wells Fargo Advantage Health Care Fund	Portfolio of Investments—September 30, 2011 (Unaudited)

Security Name		Expiration Date	Shares	Value

Warrants: 0.05%

Health Care: 0.05%

Biotechnology: 0.05%
Novavax Incorporated†(a)(i)		07/31/2013	158,377	$41,178

Total Warrants (Cost $0)				41,178

	Yield
Short-Term Investments: 31.14%

Investment Companies: 31.14%
Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class(l)(u)	0.06%		3,113,644	3,113,644
Wells Fargo Securities Lending Cash Investments, LLC(l)(r)(u)(v)	0.20		24,435,695	24,435,695

Total Short-Term Investments (Cost $27,549,339)				27,549,339

Total Investments in Securities
(Cost $106,635,953)*	128.36%	113,548,380
Other Assets and Liabilities, Net	(28.36)	(25,086,059)

Total Net Assets	100.00%	$88,462,321

†	Non-income earning security.

«	All or a portion of this security is on loan.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

(v)	Security represents investment of cash collateral received from securities on loan.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

*	Cost for federal income tax purposes is $107,400,040 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$15,829,360
Gross unrealized depreciation	(9,681,020)

Net unrealized appreciation	$6,148,340

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities—September 30, 2011 (Unaudited)	Wells Fargo Advantage Health Care Fund	11

Assets
Investments
In unaffiliated securities (including securities on loan), at value	$85,999,041
In affiliated securities, at value	27,549,339

Total investments, at value (see cost below)	113,548,380
Foreign currency, at value (see cost below)	39
Receivable for investments sold	1,626,013
Receivable for Fund shares sold	5,605
Receivable for dividends	20,933
Receivable for securities lending income	13,862
Prepaid expenses and other assets	29,784

Total assets	115,244,616

Liabilities
Payable for investments purchased	1,821,035
Payable for Fund shares redeemed	293,426
Payable upon receipt of securities loaned	24,435,695
Advisory fee payable	69,163
Distribution fees payable	23,889
Due to other related parties	25,822
Accrued expenses and other liabilities	113,265

Total liabilities	26,782,295

Total net assets	$88,462,321

NET ASSETS CONSIST OF
Paid-in capital	$81,823,688
Undistributed net investment loss	(566,272)
Accumulated net realized gains on investments	290,454
Net unrealized gains on investments	6,914,451

Total net assets	$88,462,321

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$52,200,844
Shares outstanding – Class A	2,986,578
Net asset value per share – Class A	$17.48
Maximum offering price per share – Class A2	$18.55
Net assets – Class B	$12,928,731
Shares outstanding – Class B	819,438
Net asset value per share – Class B	$15.78
Net assets – Class C	$19,113,012
Shares outstanding – Class C	1,212,387
Net asset value per share – Class C	$15.76
Net assets – Administrator Class	$4,219,734
Shares outstanding – Administrator Class	233,101
Net asset value per share – Administrator Class	$18.10

Total investments, at cost	$106,635,953

Securities on loan, at value	$23,764,412

Foreign currency, at cost	$43

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Health Care Fund	Statement of Operations—Six Months Ended September 30, 2011 (Unaudited)

Investment income
Dividends*	$253,087
Securities lending income, net	96,756
Income from affiliated securities	1,895

Total investment income	351,738

Expenses
Advisory fee	425,551
Administration fees
Fund level	26,597
Class A	79,700
Class B	21,663
Class C	29,692
Administrator Class	2,788
Shareholder servicing fees
Class A	76,157
Class B	20,830
Class C	28,550
Administrator Class	6,582
Distribution fees
Class B	62,490
Class C	85,649
Custody and accounting fees	6,537
Professional fees	12,841
Registration fees	7,945
Shareholder report expenses	13,264
Trustees’ fees and expenses	1,000
Other fees and expenses	4,625

Total expenses	912,461
Less: Fee waivers and/or expense reimbursements	(1,303)

Net expenses	911,158

Net investment loss	(559,420)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	9,602,429
Net change in unrealized gains (losses) investments	(19,612,078)

Net realized and unrealized gains (losses) on investments	(10,009,649)

Net decrease in net assets resulting from operations	$(10,569,069)

* Net of foreign dividend withholding taxes of	$6,679

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Health Care Fund	13

	Six Months Ended September 30, 2011 (Unaudited)		Year Ended March 31, 2011[1]		Year Ended October 31, 2010[2]

Operations
Net investment loss		$(559,420)		$(370,404)		$(549,964)
Net realized gains on investments		9,602,429		3,963,912		5, 234,549
Net change in unrealized gains (losses) on investments		(19,612,078)		6,803,706		13,845,174

Net increase (decrease) in net assets resulting from operations		(10,569,069)		10,397,214		18,529,759

Capital share transactions	Shares		Shares		Shares
Proceeds from shares sold
Class A	198,917	3,903,993	137,633	2,523,285	280,789	4,815,150
Class B	619	11,654	386	6,529	18,318	286,395
Class C	20,487	369,851	16,840	284,288	31,646	495,682
Administrator Class	14,596	300,092	127,754	2,363,718	33,994 [3]	6,01,485 [3]

		4,585,590		5,177,820		6,198,712

Payment for shares redeemed
Class A	(402,128)	(7,833,416)	(748,947)	(13,622,132)	(1,600,428)	(27,382,655)
Class B	(234,423)	(4,136,092)	(178,385)	(2,986,898)	(374,283)	(5,824,189)
Class C	(132,805)	(2,323,797)	(170,692)	(2,842,039)	(444,695)	(6,906,077)
Administrator Class	(69,578)	(1,378,533)	(62,746)	(1,208,005)	(192,388)[3]	(3,370,161)[3]

		(15,671,838)		(20,659,074)		(43,483,082)

Net decrease in net assets resulting from capital share transactions		(11,086,248)		(15,481,254)		(37,284,370)

Total decrease in net assets		(21,655,317)		(5,084,040)		(18,754,611)

Net assets
Beginning of period		110,117,638		115,201,678		133,956,289

End of period		$88,462,321		$110,117,638		$115,201,678

Undistributed net investment loss		$(566,272)		$(6,852)		$(6,591)

1.	For the five months ended March 31, 2011. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2011.

2.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Health Care Fund which became the accounting and performance survivor in this transaction. The information for the period prior to July 19, 2010 is that of Evergreen Health Care Fund.

3.	Class I shares of Evergreen Health Care Fund became Administrator Class shares on July 19, 2010.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Health Care Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31, 2011[1]	Year Ended October 31,
Class A			2010[2]	2009[2]	2008[2]	2007[2]	2006[2]
Net asset value, beginning of period	$19.52	$17.74	$15.40	$14.59	$23.09	$20.93	$19.38
Net investment loss	(0.08)[3]	(0.04)[3]	(0.03)[3]	(0.11)[3]	(0.13)[3]	(0.09)	(0.12)[3]
Net realized and unrealized gains (losses) on investments	(1.96)	1.82	2.37	0.92	(6.58)	2.86	2.80

Total from investment operations	(2.04)	1.78	2.34	0.81	(6.71)	2.77	2.68
Distributions to shareholders from
Net realized gains	0.00	0.00	0.00	0.00	(1.79)	(0.61)	(1.13)
Net asset value, end of period	$17.48	$19.52	$17.74	$15.40	$14.59	$23.09	$20.93
Total return[4]	(10.50)%	10.03%	15.19%	5.55%	(31.30)%	13.57%	14.46%
Ratios to average net assets (annualized)
Gross expenses	1.45%	1.59%	1.77%	1.81%	1.68%	1.66%	1.70%
Net expenses	1.45%	1.46%	1.73%	1.81%	1.66%	1.64%	1.69%
Net investment loss	(0.78)%	(0.52)%	(0.16)%	(0.81)%	(0.68)%	(0.41)%	(0.63)%
Supplemental data
Portfolio turnover rate	32%	33%	42%	49%	47%	71%	41%
Net assets, end of period (000’s omitted)	$52,201	$62,261	$67,434	$78,860	$96,713	$161,559	$148,460

1.	For the five months ended March 31, 2011. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2011.

2.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Health Care Fund which became the accounting and performance survivor in this transaction. The information for the periods prior to July 19, 2010 is that of Class A of Evergreen Health Care Fund.

3.	Calculated based upon average shares outstanding.

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Health Care Fund	15

(For a share outstanding throughout each period)

Class B	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31, 2011[1]	Year Ended October 31,
			2010[2]	2009[2]	2008[2]	2007[2]	2006[2]
Net asset value, beginning of period	$17.69	$16.13	$14.10	$13.46	$21.60	$19.76	$18.47
Net investment loss	(0.14)[3]	(0.09)[3]	(0.14)[3]	(0.20)[3]	(0.26)	(0.31)	(0.26)
Net realized and unrealized gains (losses) on investments	(1.77)	1.65	2.17	0.84	(6.09)	2.76	2.68

Total from investment operations	(1.91)	1.56	2.03	0.64	(6.35)	2.45	2.42
Distributions to shareholders from
Net realized gains	0.00	0.00	0.00	0.00	(1.79)	(0.61)	(1.13)
Net asset value, end of period	$15.78	$17.69	$16.13	$14.10	$13.46	$21.60	$19.76
Total return[4]	(10.85)%	9.67%	14.40%	4.75%	(31.83)%	12.73%	13.72%
Ratios to average net assets (annualized)
Gross expenses	2.20%	2.35%	2.52%	2.57%	2.40%	2.35%	2.40%
Net expenses	2.20%	2.21%	2.48%	2.57%	2.40%	2.35%	2.39%
Net investment loss	(1.53)%	(1.28)%	(0.91)%	(1.56)%	(1.43)%	(1.12)%	(1.32)%
Supplemental data
Portfolio turnover rate	32%	33%	42%	49%	47%	71%	41%
Net assets, end of period (000’s omitted)	$12,929	$18,629	$19,854	$22,384	$37,393	$88,967	$97,682

1.	For the five months ended March 31, 2011. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2011.

2.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Health Care Fund which became the accounting and performance survivor in this transaction. The information for the periods prior to July 19, 2010 is that of Class B of Evergreen Health Care Fund.

3.	Calculated based upon average shares outstanding.

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Health Care Fund	Financial Highlights

(For a share outstanding throughout each period)

Class C	Six Months Ended September 30, 2011 (Unaudited)		Year Ended March 31, 2011[1]		Year Ended October 31,
					2010[2]		2009[2]		2008[2]	2007[2]	2006[2]
Net asset value, beginning of period	$17.67		$16.11		$14.09		$13.45		$21.58	$19.74	$18.46
Net investment loss	(0.14	) [3]	(0.09	) [3]	(0.14	) [3]	(0.20	) [3]	(0.25)	(0.26)	(0.23)
Net realized and unrealized gains (losses) on investments	(1.77)		1.65		2.16		0.84		(6.09)	2.71	2.64

Total from investment operations	(1.91)		1.56		2.02		0.64		(6.34)	2.45	2.41
Distributions to shareholders from
Net realized gains	0.00		0.00		0.00		0.00		(1.79)	(0.61)	(1.13)
Net asset value, end of period	$15.76		$17.67		$16.11		$14.09		$13.45	$21.58	$19.74
Total return[4]	(10.81)%		9.68%		14.34%		4.76%		(31.81)%	12.74%	13.67%
Ratios to average net assets (annualized)
Gross expenses	2.20%		2.35%		2.52%		2.56%		2.40%	2.35%	2.40%
Net expenses	2.20%		2.21%		2.48%		2.56%		2.40%	2.35%	2.39%
Net investment loss	(1.54)%		(1.29)%		(0.90)%		(1.56)%		(1.43)%	(1.12)%	(1.33)%
Supplemental data
Portfolio turnover rate	32%		33%		42%		49%		47%	71%	41%
Net assets, end of period (000’s omitted)	$19,113		$23,411		$23,823		$26,656		$38,178	$66,280	$65,655

1.	For the five months ended March 31, 2011. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2011.

2.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Health Care Fund which became the accounting and performance survivor in this transaction. The information for the periods prior to July 19, 2010 is that of Class C of Evergreen Health Care Fund.

3.	Calculated based upon average shares outstanding.

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Health Care Fund	17

(For a share outstanding throughout each period)

Administrator Class	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31, 2011[1]	Year Ended October 31,
			2010[2]	2009[2]	2008[2]	2007[2]	2006[2]
Net asset value, beginning of period	$20.19	$18.33	$15.88	$15.00	$23.64	$21.36	$19.70
Net investment income (loss)	(0.06)[3]	(0.03)[3]	0.01 [3]	(0.08)[3]	(0.08)[3]	(0.02)[3]	(0.07)[3]
Net realized and unrealized gains (losses) on investments	(2.03)	1.89	2.44	0.96	(6.77)	2.91	2.86

Total from investment operations	(2.09)	1.86	2.45	0.88	(6.85)	2.89	2.79
Distributions to shareholders from
Net realized gains	0.00	0.00	0.00	0.00	(1.79)	(0.61)	(1.13)
Net asset value, end of period	$18.10	$20.19	$18.33	$15.88	$15.00	$23.64	$21.36
Total return[4]	(10.35)%	10.15%	15.43%	5.87%	(31.15)%	13.86%	14.80%
Ratios to average net assets (annualized)
Gross expenses	1.27%	1.42%	1.54%	1.56%	1.41%	1.35%	1.40%
Net expenses	1.23%	1.23%	1.49%	1.56%	1.41%	1.35%	1.39%
Net investment income (loss)	(0.57)%	(0.37)%	0.04%	(0.56)%	(0.43)%	(0.11)%	(0.33)%
Supplemental data
Portfolio turnover rate	32%	33%	42%	49%	47%	71%	41%
Net assets, end of period (000’s omitted)	$4,220	$5,817	$4,090	$6,057	$6,466	$9,535	$14,210

1.	For the five months ended March 31, 2011. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2011.

2.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Health Care Fund which became the accounting and performance survivor in this transaction. The information for the periods prior to July 19, 2010 is that of Class I of Evergreen Health Care Fund.

3.	Calculated based upon average shares outstanding.

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Health Care Fund	Notes to Financial Statements (Unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Health Care Fund (the “Fund”) which is a non-diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Health Care Fund	19

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an investment advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

As of March 31, 2011, the Fund had estimated net capital loss carryforwards, which were available to offset future net realized capital gains, in the amount of $8,451,228 expiring in 2017.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any

20	Wells Fargo Advantage Health Care Fund	Notes to Financial Statements (Unaudited)

losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$85,933,040	$0	$0	$85,933,040
Rights	0	24,823	0	24,823
Warrants	0	0	41,178	41,178

Short-term investments
Investment companies	3,113,644	24,435,695	0	27,549,339
	$89,046,684	$24,460,518	$41,178	$113,548,380

Further details on the major security types listed above can be found in the Fund’s Portfolio of Investments.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended September 30, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Health Care Fund	21

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Warrants
Balance as of March 31, 2011	$107,696
Accrued discounts (premiums)	0
Realized gains (losses)	0
Change in unrealized gains (losses)	(66,518)
Purchases	0
Sales	0
Transfers into Level 3	0
Transfers out of Level 3	0
Balance as of September 30, 2011	$41,178
Change in unrealized gains (losses) relating to securities still held at September 30, 2011	$(66,518)

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.80% and declining to 0.65% as the average daily net assets of the Fund increase. For the six months ended September 30, 2011, the advisory fee was equivalent to an annual rate of 0.80% of the Fund’s average daily net assets.

Funds Management may retain the services of certain sub-advisers to provide daily portfolio management to the Fund. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by the Fund to the adviser. Wells Capital Management, an affiliate of Funds Management, is the sub-adviser to the Fund and is entitled to receive a fee from the adviser at an annual rate starting at 0.40% and declining to 0.35% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class Level Administration Fee
Class A, Class B, Class C	0.26%
Administrator Class	0.10

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses.

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

For the six months ended September 30, 2011, Wells Fargo Funds Distributor, LLC received $1,276 from the sale of Class A shares and $35, $6,214 and $177 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

22	Wells Fargo Advantage Health Care Fund	Notes to Financial Statements (Unaudited)

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C and Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. Government obligations (if any) and short-term securities (securities with maturities of one year or less at purchase date), for the six months ended September 30, 2011 were $32,692,181 and $41,390,678, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, under the credit agreement, the Fund pays an annual commitment fee equal to 0.10% of the unused balance, which is allocated pro rata. Prior to September 6, 2011, the revolving credit agreement was for $125,000,000 and the annual commitment fee paid by the Fund was 0.125% of the unused balance. For the six months ended September 30, 2011, the Fund paid $105 in commitment fees.

For the six months ended September 30, 2011, there were no borrowings by the Fund under the agreement.

7. CONCENTRATION RISK

The Fund invests a substantial portion of its assets in the health care sector and, therefore, may be more affected by changes in that sector than would be a comparable mutual fund whose investments are not heavily weighted in any sector.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011.

In April 2011, FASB issued ASU No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. ASU No. 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011.

As of September 30, 2011, management of the Fund is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting these ASUs.

Other Information (Unaudited)	Wells Fargo Advantage Health Care Fund	23

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s Web site (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s Web site on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

24	Wells Fargo Advantage Health Care Fund	Other Information (Unaudited)

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) of the Trust and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 144 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Chairman, President and CEO of Crystal Geyser. Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction), Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 45 portfolios as of 12/31/10); Director, Diversapack Co. (packaging company); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Co-Director of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

Other Information (Unaudited)	Wells Fargo Advantage Health Care Fund	25

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010

Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).

Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010.	Asset Allocation Trust

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Kasey Phillips (Born 1970)	Treasurer, since 2008	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010. Vice President and Assistant Vice President of Evergreen Investment Services, Inc. from 1999 to 2006.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009 . Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Assistant Vice President, Evergreen Investment Services, Inc. from 2000 to 2004 and the head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Fund’s Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Fund’s Web site at www.wellsfargo.com/advantagefunds.

26	Wells Fargo Advantage Health Care Fund	List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American Depository Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAB	— Capital Appreciation Bond
CAD	— Canadian Dollar
CCAB	— Convertible Capital Appreciation Bond
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CHF	— Swiss Franc
COP	— Certificate of Participation
CR	— Custody Receipts
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depository Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IBC	— Insured Bond Certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SAVRS	— Select Auction Variable Rate Securities
SBA	— Small Business Authority
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SPDR	— Standard & Poor’s Depositary Receipts
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African Rand

FOR MORE INFORMATION

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Fund’s Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s Web site at www.wellsfargo.com/advantagefunds. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2011 Wells Fargo Funds Management, LLC. All rights reserved.

205632 11-11 SA315/SAR315 9-11

Wells Fargo Advantage Precious Metals Fund

Semi-Annual Report

September 30, 2011

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM ).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus for Wells Fargo Advantage Funds containing this and other information, visit wellsfargo.com/advantagefunds. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

The “Dow Jones Target Date Indexes” are a product of Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC (“CME”). “Dow Jones” and “Dow Jones Target Date Indexes” are service marks of Dow Jones Trademark Holdings, LLC, and have been licensed for use for certain purposes by CME and sublicensed for use by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by Barclays Capital Inc. The Wells Fargo Advantage Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME or Barclays Capital or any of their respective affiliates, and neither Dow Jones, CME nor Barclays Capital nor any of their respective affiliates makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy, and/or completeness of the Dow Jones Target Date Indexes or the Barclays Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, CME, BARCLAYS CAPITAL, OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY IN CONNECTION WITH THE Wells Fargo Advantage Dow Jones Target Date Funds INCLUDING, WITHOUT LIMITATION, FOR ANY SPECIAL, PUNITIVE, IN DIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $213 billion in assets under management, as of September 30, 2011.

Equity Funds
Asia Pacific Fund	Global Opportunities Fund	Premier Large Company Growth Fund
C&B Large Cap Value Fund	Growth Fund	Small Cap Opportunities Fund
C&B Mid Cap Value Fund	Health Care Fund	Small Cap Value Fund
Capital Growth Fund	Index Fund	Small Company Growth Fund
Common Stock Fund	International Equity Fund	Small Company Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small/Mid Cap Core Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small/Mid Cap Value Fund
Diversified Equity Fund	Intrinsic Value Fund	Social Sustainability Fund†
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Diversified Small Cap Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Growth Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Fund	Large Company Value Fund	Strategic Large Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Traditional Small Cap Growth Fund
Enterprise Fund†	Opportunity Fund†	Utility and Telecommunications Fund
Equity Value Fund	Precious Metals Fund
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Asset Allocation Funds
Asset Allocation Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Conservative Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†	Target 2055 Fund†
Money Market Funds
100% Treasury Money Market Fund	Minnesota Money Market Fund	New Jersey Municipal Money Market Fund
California Municipal Money Market Fund	Money Market Fund	New York Municipal Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Pennsylvania Municipal Money Market Fund
Government Money Market Fund	Municipal Money Market Fund	Prime Investment Money Market Fund
Heritage Money Market Fund†	National Tax-Free Money Market Fund	Treasury Plus Money Market Fund
Variable Trust Funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage Social Sustainability FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Precious Metals Fund	Letter to Shareholders

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

All major areas of the global stock market ended with losses, with most of the decline occurring in the second half of the period.

Dear Valued Shareholder,

We’re pleased to offer you this semi-annual report for the Wells Fargo Advantage Precious Metals Fund for the six-month period that ended September 30, 2011. Upon reviewing the report, you may notice a few changes from past reports, the most significant of which is the change from a multi-fund report to a single-fund report. We believe this change will give you more convenient access to your fund data.

The period was marked by growing pessimism about the economy and, consequently, increased market volatility as a variety of macroeconomic events—including the ongoing European sovereign debt crisis and the downgrade of the U.S. credit rating by Standard & Poor’s—caused investors to question the strength of the economic recovery. All major areas of the global stock market ended with losses, with most of the decline occurring in the second half of the period.

Market sentiment darkened as economic numbers weakened.

Prior to the period, economic numbers seemed to support the view of a gradual global economic recovery. However, growth in gross domestic product (GDP) for the first quarter of 2011 was initially reported at 1.8% but was later revised significantly downward to 0.4%. The amount of the downward revision not only reawakened fears that the economy was slowing, but also caused investors to put less of an emphasis on the 1.3% estimate for second-quarter GDP growth. The prolonged debate in the summer of 2011 over increasing the U.S. debt ceiling, which raised the possibility of the country defaulting on its debt, further weakened investor sentiment. Although the debate was resolved in time to prevent a default, Standard & Poor’s later cited the country’s dysfunctional political climate as one reason why it lowered the U.S. credit rating to AA+ from AAA1.

Persistent weakness in jobs and housing slowed economic growth.

The unemployment rate remained stubbornly high throughout the six-month period, beginning the period at 9.0% in April 2011 and ending the period modestly higher at 9.1% in September 2011. Widespread frustration over the continued weakness in the labor market was one factor behind the “Occupy Wall Street” protest movement that began in September 2011. Persistent weakness in the housing market remained another source of concern. By September, some market analysts were openly discussing the possibility of a return to recession; even those analysts who forecasted a continued recovery believed that it would occur only gradually. The end result was a U.S. stock market that weakened in June and recovered in July, then fell sharply in August and September to end the period with significant losses.

Europe’s sovereign debt problems continued to weigh on confidence.

The ongoing drama of the European sovereign debt crisis returned to center stage, as it became increasingly likely that eurozone member Greece would default on its sovereign debt, despite receiving aid from the European Union and the International Monetary Fund. Because many eurozone banks owned Greek

1.	The ratings indicated are from Standard & Poor’s. Credit quality ratings apply to underlying holdings of the fund and not the fund itself. Standard and Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.

Letter to Shareholders	Wells Fargo Advantage Precious Metals Fund	3

debt, and many U.S. banks had financial ties to eurozone banks, investors worried about the effect of such an event on the global economy and financial system. Meanwhile, market participants increasingly worried about the debt burdens of Italy—which also had its credit rating downgraded by Standard & Poor’s—and later of France. Although France maintained its AAA rating as of the end of the period, French banks were heavily exposed to weaker sovereign credits, leading to fears of a state bailout and a resulting increase in France’s required expenditures. Partly because of the debt worries, European stock markets generally ended the period with losses.

Central banks continued to provide stimulus.

Throughout the reporting period, the Federal Open Market Committee kept its key interest rates at effectively zero in order to support the financial system. As previously planned, the Federal Reserve (Fed) ended its second round of quantitative easing (QE2)—in which it purchased a total of $600 billion in long-term U.S. Treasuries from November 2010 through June 2011—as well as reinvested an additional $250 billion to $300 billion in Treasuries with the proceeds from earlier investments. However, in response to extreme market volatility and signs of a weakening economy, in early August 2011, the Fed announced its intention to keep interest rates low until 2013. In September, the Fed implemented a program to sell $400 billion in short-term Treasuries in exchange for longer-term bonds—so-called “Operation Twist”—with the goal of pushing down long-term yields.

At the beginning of the period, the European Central Bank (ECB) had a key rate of 1.00%, but it raised it to 1.25% in April and then to 1.50% in July in an attempt to keep inflation in check. The ECB continued to provide unlimited liquidity for banks and, in August, after a sell-off in the sovereign bonds of Spain and Italy, announced plans to purchase the debt of those countries.

Global stock markets sold off during the period.

Stocks began the period rallying on hopes of a continued economic recovery, only to sell off sharply in late summer. For the period, economically sensitive stocks generally posted the deepest losses. As a result, the stocks of smaller companies—which generally have lesser access to capital and less diversified revenue streams than larger companies—performed the worst. The weaker economy also renewed concerns about potential loan losses at banks and other financial institutions. Among both large caps and small caps, growth stocks posted narrower losses than value stocks, largely because of weakness in financials (which are typically considered part of the value space). More defensive sectors such as health care and utilities generally outperformed. In addition, a rally in gold helped gold-related stocks post better returns than the broader market.

Many variables are at work in the market.

The full effect of the credit crisis remains unknown. Elevated unemployment and debt defaults continue to pressure consumers and businesses alike.

In this environment, experience tells us that strict adherence to time-tested strategies has its rewards. Wells Fargo Advantage Funds represents investments across a range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, it does provide you with one way of managing risk.

Stocks began the period rallying on hopes of a continued economic recovery, only to sell off sharply in late summer.

4	Wells Fargo Advantage Precious Metals Fund	Letter to Shareholders

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at www.wellsfargo.com/advantagefunds, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Performance Highlights (Unaudited)	Wells Fargo Advantage Precious Metals Fund	5

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

Michael Bradshaw, CFA

FUND INCEPTION

January 30, 1978

TEN LARGEST EQUITY HOLDINGS[1] (AS OF SEPTEMBER 30, 2011)
Newcrest Mining Limited	8.11%
Randgold Resources Limited ADR	8.01%
Kinross Gold Corporation	6.57%
Barrick Gold Corporation	6.06%
IAMGOLD Corporation	5.75%
Eldorado Gold Corporation – Canadian Exchange	5.54%
Goldcorp Incorporated – Canadian Exchange	5.43%
Agnico-Eagle Mines Limited	3.83%
Newmont Mining Corporation	3.70%
Wells Fargo Special Investments (Cayman) SPC	3.63%

COUNTRY ALLOCATION[2] (AS OF SEPTEMBER 30, 2011)

1.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

2.	Country allocation is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage Precious Metals Fund	Performance Highlights (Unaudited)

AVERAGE ANNUAL TOTAL RETURN3 (%) (AS OF SEPTEMBER 30, 2011)

		Including Sales Charge				Excluding Sales Charge				Expense Ratios[4]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	6 Months*	1 Year	5 Year	10 Year	Gross	Net[5]
Class A (EKWAX)	01/20/1998	(12.66)	(8.51)	13.83	23.74	(7.33)	(2.93)	15.18	24.48	1.16%	1.10%
Class B (EKWBX)**	01/30/1978	(12.29)	(7.95)	14.11	23.85	(7.68)	(3.66)	14.34	23.85	1.91%	1.85%
Class C (EKWCX)	01/29/1998	(8.68)	(4.65)	14.34	23.58	(7.68)	(3.65)	14.34	23.58	1.91%	1.85%
Administrator Class (EKWDX)	07/30/2010					(7.24)	(2.76)	15.32	24.63	1.00%	0.96%
Institutional Class (EKWYX)	02/29/2000					(7.15)	(2.55)	15.52	24.83	0.73%	0.73%
FTSE Gold Mines Index[6]						(6.10)	(2.62)	10.83	16.03
S&P 500 Index[7]						(13.78)	1.14	(1.18)	2.82

*	Returns for periods of less than one year are not annualized.

**	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s Web site – www.wellsfargo.com/advantagefunds.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Funds that concentrate their investments in limited sectors may be susceptible to financial, economic or market events impacting those sectors. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk, non-diversification risk, smaller company securities risk, and subsidiary risk. Consult the Fund’s prospectus for additional information on these and other risks.

3.	Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Institutional Class shares, adjusted to reflect the higher expenses applicable to the Administrator Class shares. Historical performance shown for all classes of the Fund prior July 19, 2010 is based on the performance of the Fund’s predecessor, Evergreen Precious Metals Fund.

4.	Reflects the expense ratios as stated in the most prospectuses.

5.	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.09% for Class A, 1.84% for Class B, 1.84% for Class C, 0.95% for Administrator Class and 0.79% for Institutional Class. Without this cap, the Fund’s returns would have been lower.

6.	FTSE Gold Mines Index is an unmanaged, open-ended index designed to reflect the performance of the worldwide market in the shares of companies whose principal activity is the mining of gold. You cannot invest directly in an index.

7.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

Fund Expenses (Unaudited)	Wells Fargo Advantage Precious Metals Fund	7

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from April 1, 2011 to September 30, 2011.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 04-01-2011	Ending Account Value 09-30-2011	Expenses Paid During the Period[1]	Net Annual Expense Ratio
Class A
Actual	$1,000.00	$926.67	$5.25	1.09%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.55	$5.50	1.09%
Class B
Actual	$1,000.00	$923.23	$8.85	1.84%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.80	$9.27	1.84%
Class C
Actual	$1,000.00	$923.24	$8.85	1.84%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.80	$9.27	1.84%
Administrator Class
Actual	$1,000.00	$927.65	$4.34	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.50	$4.55	0.90%
Institutional Class
Actual	$1,000.00	$928.47	$3.37	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.50	$3.54	0.70%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

8	Wells Fargo Advantage Precious Metals Fund	Portfolio of Investments—September 30, 2011 (Unaudited)

Security Name	Shares	Value

Common Stocks: 91.72%

Australia: 10.35%
Ampella Mining (Materials, Metals & Mining)†	1,400,000	$2,543,864
CGA Mining Limited (Materials, Metals & Mining)†	4,500,000	10,048,669
Gryphon Minerals Limited (Materials, Metals & Mining)	2,000,000	2,494,061
Medusa Mining Limited (Materials, Metals & Mining)	300,000	1,963,585
Newcrest Mining Limited (Materials, Metals & Mining)	3,266,238	107,658,950
Perseus Mining Limited (Materials, Metals & Mining)†	2,800,000	8,234,102
Troy Resources NL (Materials, Metals & Mining)(i)	500,000	1,956,294
Troy Resources NL (Materials, Metals & Mining)	575,000	2,249,738
Troy Resources NL (Materials, Metals & Mining) 144A	95,833	374,955

		137,524,218

Canada: 57.79%
Agnico-Eagle Mines Limited (Materials, Metals & Mining)	855,164	50,899,361
Agnico-Eagle Mines Limited – Canadian Exchange (Materials, Metals & Mining)	35,000	2,083,200
Alacer Gold Corporation (Materials, Metals & Mining)†	2,772,881	27,069,923
Alacer Gold Corporation – Canadian Exchange (Materials, Metals & Mining)	450,000	4,393,072
Alamos Gold Incorporated (Materials, Metals & Mining)	1,397,600	21,006,012
Allied Gold Mining plc (Materials, Metals & Mining)	833,333	2,544,771
Atacama Pac Gold Corporation (Materials, Metals & Mining)†	300,000	1,285,428
Aurizon Mines Limited (Materials, Metals & Mining)†	2,495,700	12,741,669
Barrick Gold Corporation (Materials, Metals & Mining)	1,724,083	80,428,472
Centerra Gold Incorporated (Materials, Metals & Mining) 144A	350,000	6,516,366
Centerra Gold Incorporated – Canadian Exchange (Materials, Metals & Mining)	700,000	13,032,732
Detour Gold Corporation (Materials, Metals & Mining)	90,000	2,344,689
Detour Gold Corporation (Materials, Metals & Mining) 144A	475,000	12,374,750
Detour Gold Corporation (Materials, Metals & Mining)†	255,000	6,643,287
Eldorado Gold Corporation – Canadian Exchange (Materials, Metals & Mining)	4,271,044	73,568,417
Entree Gold Incorporated (Materials, Metals & Mining) 144A	525,000	711,423
Entree Gold Incorporated (Materials, Metals & Mining)†(i)	225,000	309,190
Exeter Resource Corporation (Materials, Metals & Mining) 144A	585,000	2,143,716
Exeter Resource Corporation (Materials, Metals & Mining)†	200,000	732,894
Extorre Gold Mines Limited (Materials, Metals & Mining)†	885,000	5,177,068
First Quantum Minerals Limited (Materials, Metals & Mining)	502,500	6,689,450
Franco-Nevada Corporation (Materials, Metals & Mining) 144A	100,000	3,617,712
Franco-Nevada Corporation – Canadian Exchange (Materials, Metals & Mining)	170,000	6,150,110
Goldcorp Incorporated (Materials, Metals & Mining)	746,694	34,079,114
Goldcorp Incorporated – Canadian Exchange (Materials, Metals & Mining)	1,572,254	72,123,533
Great Basin Gold Limited (Materials, Metals & Mining)†	2,000,450	3,378,945
Guyana Goldfields Incorporated (Materials, Metals & Mining) 144A	150,000	1,125,107
Guyana Goldfields Incorporated (Materials, Metals & Mining)†	300,000	2,250,215
IAMGOLD Corporation (Materials, Metals & Mining)	3,839,044	76,311,944
International Minerals Corporation (Materials, Metals & Mining)	200,700	1,407,715
Kinross Gold Corporation (Materials, Metals & Mining)	5,875,553	87,300,659
Kirkland Lake Gold Incorporated (Materials, Metals & Mining)†	400,000	6,485,352
Lake Shore Gold Corporation (Materials, Metals & Mining)†	1,500,000	2,275,981
Mag Silver Corporation (Materials, Metals & Mining)†	300,000	2,347,552
Magma Metals Limited (Materials, Metals & Mining)(i)	1,000,000	157,458
Nautilus Minerals Incorporated (Materials, Metals & Mining)†(i)	254,934	593,605
Northgate Minerals Corporation (Materials, Metals & Mining)†	1,200,000	4,030,919

Portfolio of Investments—September 30, 2011 (Unaudited)	Wells Fargo Advantage Precious Metals Fund	9

Security Name		Shares	Value

Canada (continued)
Osisko Mining Corporation (Materials, Metals & Mining) 144A		1,500,000	$18,995,133
Osisko Mining Corporation (Materials, Metals & Mining)†		609,400	7,717,089
Pan American Silver Corporation (Materials, Metals & Mining)		200,000	5,354,000
Platinum Group Metals Limited (Materials, Metals & Mining)†(i)		650,000	700,926
Platinum Group Metals Limited (Materials, Metals & Mining) 144A		800,000	809,238
Queenston Mining Incorporated (Materials, Metals & Mining)†		500,000	2,290,295
Semafo Incorporated (Materials, Metals & Mining)†		267,300	2,206,456
Semafo Incorporated – Canadian Exchange (Materials, Metals & Mining)		1,293,100	10,674,029
Silver Wheaton Corporation (Materials, Metals & Mining)		250,000	7,362,500
Silvercorp Metals Incorporated (Materials, Metals & Mining)		911,448	7,210,520
Tahoe Resources Incorporated (Materials, Metals & Mining)†		220,000	3,170,150
Tahoe Resources Incorporated (Materials, Metals & Mining) 144A		280,000	4,034,736
Torex Gold Resources Incorporated (Materials, Metals & Mining)†(i)		200,000	248,115
Torex Gold Resources Incorporated (Materials, Metals & Mining) 144A		2,130,000	2,642,428
Yamana Gold Incorporated (Materials, Metals & Mining)		840,537	11,481,735
Yamana Gold Incorporated – Canadian Exchange (Materials, Metals & Mining)		3,372,040	46,273,438

			767,502,599

Peru: 2.29%
Compania de Minas Buenaventura SA ADR (Materials, Metals & Mining)		804,644	30,367,265

South Africa: 4.66%
AngloGold Ashanti Limited ADR (Materials, Metals & Mining)		615,591	25,460,844
Gold Fields Limited ADR (Materials, Metals & Mining)		1,299,196	19,903,683
Impala Platinum Holdings Limited (Materials, Metals & Mining)		819,346	16,556,001

			61,920,528

United Kingdom: 3.11%
African Barrick Gold Limited (Materials, Metals & Mining)		933,300	7,284,278
Avocet Mining plc (Materials, Metals & Mining)		750,000	2,657,005
Fresnillo plc (Materials, Metals & Mining)		1,000,000	24,447,082
Hochschild Mining plc (Materials, Metals & Mining)		1,099,251	6,952,834

			41,341,199

United States: 13.52%
Newmont Mining Corporation (Materials, Metals & Mining)		781,455	49,153,520
Randgold Resources Limited ADR (Materials, Metals & Mining)		1,100,000	106,392,000
Royal Gold Incorporated (Materials, Metals & Mining)		374,436	23,986,370

			179,531,890

Total Common Stocks (Cost $637,031,286)			1,218,187,699

Other: 3.63%
Wells Fargo Special Investments (Cayman) SPC(l)		16,335	48,258,805

Total Other (Cost $26,967,322)			48,258,805

	Expiration Date
Warrants: 0.13%

Canada: 0.13%
Agnico-Eagle Mines Limited (Materials, Metals & Mining)†	12/02/2013	17,500	340,725

10	Wells Fargo Advantage Precious Metals Fund	Portfolio of Investments—September 30, 2011 (Unaudited)

Security Name		Expiration Date	Shares	Value

Canada (continued)
Franco Nevada Corporation (Materials, Metals & Mining)†		03/13/2012	42,500	$278,629
Kinross Gold Corporation (Materials, Metals & Mining)†		09/17/2014	256,630	597,554
Kinross Gold Corporation (Materials, Metals & Mining)†		09/03/2013	232,238	248,217
Silver Wheaton Corporation (Materials, Metals & Mining)†		09/05/2013	12,950	185,056
Torex Gold Resources Incorporated (Materials, Metals & Mining)†(i)		11/12/2011	532,500	43,194

Total Warrants (Cost $2,090,817)				1,693,375

Investment Companies: 2.11%
Gold Bullion Securities Limited†			177,748	27,991,755

Total Investment Companies (Cost $10,327,228)				27,991,755

	Yield
Short-Term Investments: 2.51%

Investment Companies: 2.51%
Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class (l)(u)	0.06%		33,374,468	33,374,468

Total Short-Term Investments (Cost $33,374,468)				33,374,468

Total Investments in Securities
(Cost $709,791,121)*	100.10%	1,329,506,102
Other Assets and Liabilities, Net	(0.10)	(1,310,504)

Total Net Assets	100.00%	$1,328,195,598

†	Non-income earning security.

(i)	Illiquid security.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(l)	Investment in an affiliate. The total cost of affiliated investments is $60,341,790.

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $711,895,335 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$630,547,125
Gross unrealized depreciation	(12,936,358)

Net unrealized appreciation	$617,610,767

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities—September 30, 2011 (Unaudited)	Wells Fargo Advantage Precious Metals Fund	11

Assets
Investments
In unaffiliated securities, at value	$1,247,872,829
In affiliated securities, at value	81,633,273

Total investments, at value (see cost below)	1,329,506,102
Foreign currency, at value (see cost below)	57,692
Receivable for Fund shares sold	1,636,108
Receivable for dividends	1,216,945
Prepaid expenses and other assets	145,829

Total assets	1,332,562,676

Liabilities
Payable for Fund shares redeemed	2,438,872
Advisory fee payable	667,609
Distribution fees payable	306,482
Due to other related parties	394,122
Shareholder servicing fees payable	316,088
Accrued expenses and other liabilities	243,905

Total liabilities	4,367,078

Total net assets	$1,328,195,598

NET ASSETS CONSIST OF
Paid-in capital	$751,970,830
Undistributed net investment income	13,412,621
Accumulated net realized losses on investments	(56,893,486)
Net unrealized gains on investments	619,705,633

Total net assets	$1,328,195,598

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$779,250,527
Shares outstanding – Class A	9,818,730
Net asset value per share – Class A	$79.36
Maximum offering price per share – Class A2	$84.20
Net assets – Class B	$53,172,341
Shares outstanding – Class B	727,219
Net asset value per share – Class B	$73.12
Net assets – Class C	$345,075,039
Shares outstanding – Class C	4,765,785
Net asset value per share – Class C	$72.41
Net assets – Administrator Class	$61,811,076
Shares outstanding – Administrator Class	777,613
Net asset value per share – Administrator Class	$79.49
Net assets – Institutional Class	$88,886,615
Shares outstanding – Institutional Class	1,115,247
Net asset value per share – Institutional Class	$79.70

Total investments, at cost	$709,791,121

Foreign currency, at cost	$59,080

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Precious Metals Fund	Statement of Operations—Six Months Ended September 30, 2011 (Unaudited)

Investment income
Dividends*	$5,897,631
Interest	4,760
Income from affiliated securities	16,598

Total investment income	5,918,989

Expenses
Advisory fee	4,088,005
Administration fees
Fund level	370,891
Class A	1,117,762
Class B	84,948
Class C	504,142
Administrator Class	36,804
Institutional Class	38,797
Shareholder servicing fees
Class A	1,072,260
Class B	81,421
Class C	484,752
Administrator Class	73,069
Distribution fees
Class B	245,043
Class C	1,454,256
Custody and accounting fees	32,442
Professional fees	13,851
Registration fees	4,625
Shareholder report expenses	95,163
Trustees’ fees and expenses	2,774
Other fees and expenses	224

Total expenses	9,801,229
Less: Fee waivers and/or expense reimbursements	(274,350)

Net expenses	9,526,879

Net investment loss	(3,607,890)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	20,466,923
Net change in unrealized gains (losses) on:
Unaffiliated securities	(133,688,855)
Affiliated securities	5,606,467

Net change in unrealized gains (losses) on investments	(128,082,388)

Net realized and unrealized gains (losses) on investments	(107,615,465)

Net decrease in net assets resulting from operations	$(111,223,355)

* Net of foreign dividend withholding taxes of	$495,331

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Precious Metals Fund	13

	Six Months Ended September 30, 2011 (Unaudited)		Year Ended March 31, 2011[1]		Year Ended October 31, 2010[2]

Operations
Net investment loss		$(3,607,890)		$(4,824,569)			$(8,246,409)
Net realized gains on investments		20,466,923		19,147,723			138,017,092
Net change in unrealized gains (losses) on investments		(128,082,388)		29,742,054			317,397,891

Net increase (decrease) in net assets resulting from operations		(111,223,355)		44,065,208			447,168,574

Distributions to shareholders from
Net investment income
Class A		0		(40,792,879)			0
Class B		0		(3,075,690)			0
Class C		0		(15,988,531)			0
Administrator Class		0		(4,409,918)			0	[3]
Institutional Class		0		(4,302,183)			0	[4]
Net realized gains
Class A		0		(64,067,611)			0
Class B		0		(6,219,040)			0
Class C		0		(31,312,147)			0
Administrator Class		0		(6,492,419)			0	[3]
Institutional Class		0		(6,352,244)			0	[4]

Total distributions to shareholders		0		(183,012,662)			0

Capital share transactions	Shares		Shares		Shares
Proceeds from shares sold
Class A	1,413,184	120,840,657	1,499,208	131,908,878	3,801,670		302,514,191
Class B	8,874	697,228	29,428	2,421,290	43,458		3,154,965
Class C	340,060	26,830,552	538,280	43,231,944	988,761		71,591,926
Administrator Class	251,594	21,811,632	1,243,336	120,059,547	1,357	[3]	122,474	[3]
Institutional Class	188,689	16,544,545	306,056	26,802,077	494,840	[4]	40,121,137	[4]

		186,724,614		324,423,736			417,504,693

Reinvestment of distributions
Class A	0	0	999,625	88,852,858	0		0
Class B	0	0	86,602	7,123,324	0		0
Class C	0	0	412,268	33,605,609	0		0
Administrator Class	0	0	11,352	1,009,042	0	[3]	0	[3]
Institutional Class	0	0	111,456	9,929,327	0	[4]	0	[4]

		0		140,520,160			0

Payment for shares redeemed
Class A	(1,789,931)	(151,212,067)	(2,517,021)	(228,244,955)	(2,825,257)		(220,696,606)
Class B	(187,722)	(14,675,841)	(168,968)	(13,699,776)	(241,788)		(17,543,547)
Class C	(649,435)	(50,102,389)	(494,503)	(38,921,274)	(958,570)		(68,573,931)
Administrator Class	(572,037)	(47,881,964)	(157,989)	(13,252,438)	0	[3]	0	[3]
Institutional Class	(201,154)	(17,284,282)	(187,356)	(16,035,319)	(257,253)[4]		(20,460,632)[4]

		(281,156,543)		(310,153,762)			(327,274,716)

Net increase (decrease) in net assets resulting from capital share transactions		(94,431,929)		154,790,134			90,229,977

Total increase (decrease) in net assets		(205,655,284)		15,842,680			537,398,551

Net assets
Beginning of period		1,533,850,882		1,518,008,202			980,609,651

End of period		$1,328,195,598		$1,533,850,882			$1,518,008,202

Undistributed net investment income		$13,412,621		$17,020,511			$68,923,581

1.	For the five months ended March 31, 2011. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2011.

2.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Precious Metals Fund which became the accounting and performance survivor in this transaction. The information for the period prior to July 19, 2010 is that of Evergreen Precious Metals Fund.

3.	Class commenced operations on July 30, 2010.

4.	Class I shares of Evergreen Precious Metals Fund became Institutional Class shares on July 19, 2010.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Precious Metals Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31, 2011[1]	Year Ended October 31,
Class A			2010[2]	2009[2]	2008[2]	2007[2]	2006[2]
Net asset value, beginning of period	$85.64	$93.43	$64.40	$33.15	$76.98	$56.05	$36.01
Net investment loss	(0.13)[3]	(0.21)[3]	(0.35)[3]	(0.33)[3]	(0.14)[3]	(0.15)[3]	(0.11)[3]
Net realized and unrealized gains (losses) on investments	(6.15)	3.24	29.38	33.23	(38.79)	24.35	20.47

Total from investment operations	(6.28)	3.03	29.03	32.90	(38.93)	24.20	20.36
Distributions to shareholders from
Net investment income	0.00	(4.06)	0.00	0.00	0.00	(0.42)	(0.32)
Net realized gains	0.00	(6.76)	0.00	(1.65)	(4.90)	(2.85)	0.00

Total distributions to shareholders	0.00	(10.82)	0.00	(1.65)	(4.90)	(3.27)	(0.32)
Net asset value, end of period	$79.36	$85.64	$93.43	$64.40	$33.15	$76.98	$56.05
Total return[4]	(7.33)%	3.14%	45.10%	103.24%	(53.66)%	44.99%	56.86%
Ratios to average net assets (annualized)
Gross expenses	1.13%	1.15%	1.09%	1.08%	1.07%	1.12%	1.16%
Net expenses	1.09%	1.09%	1.05%	1.08%	1.05%	1.10%	1.14%
Net investment loss	(0.29)%	(0.57)%	(0.45)%	(0.62)%	(0.21)%	(0.26)%	(0.22)%
Supplemental data
Portfolio turnover rate	1%	5%	14%	14%	19%	37%	23%
Net assets, end of period (000’s omitted)	$779,251	$873,142	$954,220	$594,910	$275,695	$587,874	$413,685

1.	For the five months ended March 31, 2011. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2011.

2.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Precious Metals Fund which became the accounting and performance survivor in this transaction. The information for the periods prior to July 19, 2010 is that of Class A of Evergreen Precious Metals Fund.

3.	Calculated based upon average shares outstanding.

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Precious Metals Fund	15

(For a share outstanding throughout each period)

	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31, 2011[1]	Year Ended October 31,
Class B			2010[2]	2009[2]	2008[2]	2007[2]	2006[2]
Net asset value, beginning of period	$79.20	$86.53	$60.10	$31.25	$73.39	$53.61	$34.48
Net investment loss	(0.44)	(0.44)[3]	(0.86)[3]	(0.68)[3]	(0.60)[3]	(0.55)[3]	(0.46)[3]
Net realized and unrealized gains (losses) on investments	(5.64)	3.01	27.29	31.18	(36.64)	23.24	19.66

Total from investment operations	(6.08)	2.57	26.43	30.50	(37.24)	22.69	19.20
Distributions to shareholders from
Net investment income	0.00	(3.14)	0.00	0.00	0.00	(0.06)	(0.07)
Net realized gains	0.00	(6.76)	0.00	(1.65)	(4.90)	(2.85)	0.00

Total distributions to shareholders	0.00	(9.90)	0.00	(1.65)	(4.90)	(2.91)	(0.07)
Net asset value, end of period	$73.12	$79.20	$86.53	$60.10	$31.25	$73.39	$53.61
Total return[4]	(7.68)%	2.82%	44.00%	101.77%	(54.00)%	43.96%	55.78%
Ratios to average net assets (annualized)
Gross expenses	1.88%	1.90%	1.83%	1.83%	1.80%	1.82%	1.86%
Net expenses	1.84%	1.84%	1.80%	1.83%	1.80%	1.82%	1.84%
Net investment loss	(1.06)%	(1.32)%	(1.19)%	(1.37)%	(0.97)%	(0.98)%	(0.93)%
Supplemental data
Portfolio turnover rate	1%	5%	14%	14%	19%	37%	23%
Net assets, end of period (000’s omitted)	$53,172	$71,761	$82,984	$69,553	$40,766	$99,221	$73,208

1.	For the five months ended March 31, 2011. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2011.

2.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Precious Metals Fund which became the accounting and performance survivor in this transaction. The information for the periods prior to July 19, 2010 is that of Class B of Evergreen Precious Metals Fund.

3.	Calculated based upon average shares outstanding.

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Precious Metals Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31, 2011[1]	Year Ended October 31,
Class C			2010[2]	2009[2]	2008[2]	2007[2]	2006[2]
Net asset value, beginning of period	$78.43	$85.86	$59.63	$31.02	$72.90	$53.31	$34.30
Net investment loss	(0.42)	(0.43)[3]	(0.86)[3]	(0.68)[3]	(0.60)[3]	(0.55)[3]	(0.45)[3]
Net realized and unrealized gains (losses) on investments	(5.60)	2.98	27.09	30.94	(36.38)	23.09	19.55

Total from investment operations	(6.02)	2.55	26.23	30.26	(36.98)	22.54	19.10
Distributions to shareholders from
Net investment income	0.00	(3.22)	0.00	0.00	0.00	(0.10)	(0.09)
Net realized gains	0.00	(6.76)	0.00	(1.65)	(4.90)	(2.85)	0.00

Total distributions to shareholders	0.00	(9.98)	0.00	(1.65)	(4.90)	(2.95)	(0.09)
Net asset value, end of period	$72.41	$78.43	$85.86	$59.63	$31.02	$72.90	$53.31
Total return[4]	(7.68)%	2.82%	44.01%	101.75%	(54.01)%	43.95%	55.79%
Ratios to average net assets (annualized)
Gross expenses	1.88%	1.90%	1.84%	1.83%	1.80%	1.82%	1.86%
Net expenses	1.84%	1.84%	1.80%	1.83%	1.80%	1.82%	1.84%
Net investment loss	(1.04)%	(1.31)%	(1.19)%	(1.37)%	(0.97)%	(0.98)%	(0.92)%
Supplemental data
Portfolio turnover rate	1%	5%	14%	14%	19%	37%	23%
Net assets, end of period (000’s omitted)	$345,075	$398,047	$396,590	$273,636	$129,074	$323,495	$208,445

1.	For the five months ended March 31, 2011. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2011.

2.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Precious Metals Fund which became the accounting and performance survivor in this transaction. The information for the periods prior to July 19, 2010 is that of Class C of Evergreen Precious Metals Fund.

3.	Calculated based upon average shares outstanding.

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Precious Metals Fund	17

(For a share outstanding throughout each period)

Administrator Class	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31, 2011[1]	Year Ended October 31, 2010[2]
Net asset value, beginning of period	$85.70	$93.65	$77.73
Net investment loss	(0.05)[3]	(0.11)[3]	(0.12)[3]
Net realized and unrealized gains (losses) on investments	(6.16)	3.22	16.04

Total from investment operations	(6.21)	3.11	15.92
Distributions to shareholders from
Net investment income	0.00	(4.30)	0.00
Net realized gains	0.00	(6.76)	0.00

Total distributions to shareholders	0.00	(11.06)	0.00
Net asset value, end of period	$79.49	$85.70	$93.65
Total return[4]	(7.24)%	3.20%	20.48%
Ratios to average net assets (annualized)
Gross expenses	0.91%	0.91%	1.06%
Net expenses	0.90%	0.91%	0.95%
Net investment loss	(0.11)%	(0.30)%	(0.54)%
Supplemental data
Portfolio turnover rate	1%	5%	14%
Net assets, end of period (000’s omitted)	$61,811	$94,103	$127

1.	For the five months ended March 31, 2011. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2011.

2.	For the period from July 30, 2010 (commencement of class operations) to October 31, 2010.

3.	Calculated based upon average shares outstanding.

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Precious Metals Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31, 2011[1]	Year Ended October 31,
Institutional Class			2010[2]	2009[2]	2008[2]	2007[2]	2006[2]
Net asset value, beginning of period	$85.84	$93.68	$64.41	$33.07	$76.63	$55.78	$35.82
Net Investment income (loss)	0.04	(0.06)[3]	(0.14)[3]	(0.20)[3]	0.03 [3]	0.01 [3]	0.04 [3]
Net realized and unrealized gains (losses) on investments	(6.18)	3.26	29.41	33.19	(38.69)	24.24	20.33

Total from investment operations	(6.14)	3.20	29.27	32.99	(38.66)	24.25	20.37
Distributions to shareholders from
Net investment income	0.00	(4.28)	0.00	0.00	0.00	(0.55)	(0.41)
Net realized gains	0.00	(6.76)	0.00	(1.65)	(4.90)	(2.85)	0.00

Total distributions to shareholders	0.00	(11.04)	0.00	(1.65)	(4.90)	(3.40)	(0.41)
Net asset value, end of period	$79.70	$85.84	$93.68	$64.41	$33.07	$76.63	$55.78
Total return[4]	(7.15)%	3.32%	45.47%	103.78%	(53.54)%	45.40%	57.30%
Ratios to average net assets (annualized)
Gross expenses	0.70%	0.72%	0.78%	0.82%	0.82%	0.82%	0.86%
Net expenses	0.70%	0.69%	0.78%	0.82%	0.82%	0.82%	0.84%
Net investment income (loss)	0.10%	(0.15)%	(0.18)%	(0.37)%	0.04%	0.02%	0.09%
Supplemental data
Portfolio turnover rate	1%	5%	14%	14%	19%	37%	23%
Net assets, end of period (000’s omitted)	$88,887	$96,798	$84,087	$42,511	$15,213	$8,293	$5,910

1.	For the five months ended March 31, 2011. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2011.

2.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Precious Metals Fund which became the accounting and performance survivor in this transaction. The information for the periods prior to July 19, 2010 is that of Class I of Evergreen Precious Metals Fund.

3.	Calculated based upon average shares outstanding.

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Precious Metals Fund	19

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Precious Metals Fund (the “Fund”) which is a non-diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized

20	Wells Fargo Advantage Precious Metals Fund	Notes to Financial Statements (Unaudited)

gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Precious Metals Fund	21
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)		Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$1,037,395,937	*	$180,791,762	*	$0	$1,218,187,699
Other	0		48,258,805		0	48,258,805
Warrants	0		1,693,375		0	1,693,375
Investment companies	27,991,755		0		0	27,991,755
Short-term investments
Investment companies	33,374,468		0		0	33,374,468
	$1,098,762,160		$230,743,942		$0	$1,329,506,102

*	At the end of the period, foreign securities valued in the amount of $180,791,762 in common stocks were transferred out of Level 1 and into Level 2 since adjustments to prices of foreign securities due to movements against a specified benchmark were necessary at September 30, 2011.

Further details on the major security types listed above can be found in the Fund’s Portfolio of Investments.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory Fee

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.60% and declining to 0.45% as the average daily net assets of the Fund increase. For the six months ended September 30, 2011, the advisory fee was equivalent to an annual rate of 0.55% of the Fund’s average daily net assets.

Funds Management may retain the services of certain sub-advisers to provide daily portfolio management to the Fund. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by the Fund to the adviser. Wells Capital Management Incorporated (“Wells Capital Management”), an affiliate of Funds Management, is the sub-adviser to the Fund and is entitled to receive a fee from the adviser at an annual rate starting at 0.40% and declining to 0.35% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class Level Administration Fee
Class A, Class B, Class C	0.26%
Administrator Class	0.10
Institutional Class	0.08

22	Wells Fargo Advantage Precious Metals Fund	Notes to Financial Statements (Unaudited)

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses.

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

For the six months ended September 30, 2011, Wells Fargo Funds Distributor, LLC received $104,166 from the sale of Class A shares and $649, $36,483 and $37,858 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C and Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. Government obligations (if any) and short-term securities (securities with maturities of one year or less at purchase date), for the six months ended September 30, 2011 were $16,663,033 and $104,116,814, respectively.

6. INVESTMENTS IN AFFILIATE

An affiliate company is a company in which the Fund has ownership of at least 5% of the outstanding voting shares. During the six months ended September 30, 2011, the Fund invested in a wholly-owned subsidiary. A summary of the transactions with the affiliate for the six months ended September 30, 2011 was as follows:

	Beginning Shares	Shares Purchased	Shares Sold	Amount of Equity in Net Profit and Loss	Value, End of Period
Wells Fargo Special Investments (Cayman) SPC	16,335	0	0	$21,291,483	$48,258,805

7. BANK BORROWINGS

The Trust (excluding the money market funds) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, under the credit agreement, the Fund pays an annual commitment fee equal to 0.10% of the unused balance, which is allocated pro rata. Prior to September 6, 2011, the revolving credit agreement was for $125,000,000 and the annual commitment fee paid by the Fund was 0.125% of the unused balance. For the six months ended September 30, 2011, the Fund paid $1,788 in commitment fees.

During the six months ended September 30, 2011, the Fund had average borrowings outstanding of $16,000 (on an annualized basis) at a rate of 1.40% and paid interest of $224.

8. CONCENTRATION RISK

The Fund invests a substantial portion of its assets in precious metals and therefore, may be more affected by changes in that sector than would be a comparable mutual fund that is not heavily weighted in any sector.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Precious Metals Fund	23

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

10. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011.

In April 2011, FASB issued ASU No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. ASU No. 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011.

As of September 30, 2011, management of the Fund is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting these ASUs.

24	Wells Fargo Advantage Precious Metals Fund	Other Information (Unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s Web site (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s Web site on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other Information (Unaudited)	Wells Fargo Advantage Precious Metals Fund	25

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) of the Trust and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 144 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Chairman, President and CEO of Crystal Geyser. Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction), Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 45 portfolios as of 12/31/10); Director, Diversapack Co. (packaging company); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Co-Director of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

26	Wells Fargo Advantage Precious Metals Fund	Other Information (Unaudited)

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010

Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).

Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010.	Asset Allocation Trust

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Kasey Phillips (Born 1970)	Treasurer, since 2008	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010. Vice President and Assistant Vice President of Evergreen Investment Services, Inc. from 1999 to 2006.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009 . Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Assistant Vice President, Evergreen Investment Services, Inc. from 2000 to 2004 and the head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Fund’s Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Fund’s Web site at www.wellsfargo.com/advantagefunds.

List of Abbreviations	Wells Fargo Advantage Precious Metals Fund	27

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American Depository Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAB	— Capital Appreciation Bond
CAD	— Canadian Dollar
CCAB	— Convertible Capital Appreciation Bond
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CHF	— Swiss Franc
COP	— Certificate of Participation
CR	— Custody Receipts
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depository Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IBC	— Insured Bond Certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SAVRS	— Select Auction Variable Rate Securities
SBA	— Small Business Authority
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SPDR	— Standard & Poor’s Depositary Receipts
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African Rand

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FOR MORE INFORMATION

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Fund’s Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s Web site at www.wellsfargo.com/advantagefunds. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2011 Wells Fargo Funds Management, LLC. All rights reserved.

205633 11-11 SA316/SAR316 9-11

Wells Fargo Advantage

Specialized Technology Fund

Semi-Annual Report

September 30, 2011

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM ).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus for Wells Fargo Advantage Funds containing this and other information, visit wellsfargo.com/advantagefunds. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

The “Dow Jones Target Date Indexes” are a product of Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC (“CME”). “Dow Jones” and “Dow Jones Target Date Indexes” are service marks of Dow Jones Trademark Holdings, LLC, and have been licensed for use for certain purposes by CME and sublicensed for use by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by Barclays Capital Inc. The Wells Fargo Advantage Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME or Barclays Capital or any of their respective affiliates, and neither Dow Jones, CME nor Barclays Capital nor any of their respective affiliates makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy, and/or completeness of the Dow Jones Target Date Indexes or the Barclays Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, CME, BARCLAYS CAPITAL, OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY IN CONNECTION WITH THE Wells Fargo Advantage Dow Jones Target Date Funds INCLUDING, WITHOUT LIMITATION, FOR ANY SPECIAL, PUNITIVE, IN DIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $213 billion in assets under management, as of September 30, 2011.

Equity Funds
Asia Pacific Fund	Global Opportunities Fund	Premier Large Company Growth Fund
C&B Large Cap Value Fund	Growth Fund	Small Cap Opportunities Fund
C&B Mid Cap Value Fund	Health Care Fund	Small Cap Value Fund
Capital Growth Fund	Index Fund	Small Company Growth Fund
Common Stock Fund	International Equity Fund	Small Company Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small/Mid Cap Core Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small/Mid Cap Value Fund
Diversified Equity Fund	Intrinsic Value Fund	Social Sustainability Fund†
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Diversified Small Cap Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Growth Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Fund	Large Company Value Fund	Strategic Large Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Traditional Small Cap Growth Fund
Enterprise Fund†	Opportunity Fund†	Utility and Telecommunications Fund
Equity Value Fund	Precious Metals Fund
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Asset Allocation Funds
Asset Allocation Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Conservative Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†	Target 2055 Fund†
Money Market Funds
100% Treasury Money Market Fund	Minnesota Money Market Fund	New Jersey Municipal Money Market Fund
California Municipal Money Market Fund	Money Market Fund	New York Municipal Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Pennsylvania Municipal Money Market Fund
Government Money Market Fund	Municipal Money Market Fund	Prime Investment Money Market Fund
Heritage Money Market Fund†	National Tax-Free Money Market Fund	Treasury Plus Money Market Fund
Variable Trust Funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage Social Sustainability FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Specialized Technology Fund	Letter to Shareholders

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

All major areas of the global stock market ended with losses, with most of the decline occurring in the second half of the period.

Dear Valued Shareholder:

We’re pleased to offer you this semi-annual report for the Wells Fargo Advantage Specialized Technology Fund for the six-month period that ended September 30, 2011. Upon reviewing the report, you may notice a few changes from past reports, the most significant of which is the change from a multi-fund report to a single-fund report. We believe this change will give you more convenient access to your fund data.

The period was marked by growing pessimism about the economy and, consequently, increased market volatility as a variety of macroeconomic events—including the ongoing European sovereign debt crisis and the downgrade of the U.S. credit rating by Standard & Poor’s—caused investors to question the strength of the economic recovery. All major areas of the global stock market ended with losses, with most of the decline occurring in the second half of the period.

Market sentiment darkened as economic numbers weakened.

Prior to the period, economic numbers seemed to support the view of a gradual global economic recovery. However, growth in gross domestic product (GDP) for the first quarter of 2011 was initially reported at 1.8% but was later revised significantly downward to 0.4%. The amount of the downward revision not only reawakened fears that the economy was slowing, but also caused investors to put less of an emphasis on the 1.3% estimate for second-quarter GDP growth. The prolonged debate in the summer of 2011 over increasing the U.S. debt ceiling, which raised the possibility of the country defaulting on its debt, further weakened investor sentiment. Although the debate was resolved in time to prevent a default, Standard & Poor’s later cited the country’s dysfunctional political climate as one reason why it lowered the U.S. credit rating to AA+ from AAA1.

Persistent weakness in jobs and housing slowed economic growth.

The unemployment rate remained stubbornly high throughout the six-month period, beginning the period at 9.0% in April 2011 and ending the period modestly higher at 9.1% in September 2011. Widespread frustration over the continued weakness in the labor market was one factor behind the “Occupy Wall Street” protest movement that began in September 2011. Persistent weakness in the housing market remained another source of concern. By September, some market analysts were openly discussing the possibility of a return to recession; even those analysts who forecasted a continued recovery believed that it would occur only gradually. The end result was a U.S. stock market that weakened in June and recovered in July, then fell sharply in August and September to end the period with significant losses.

Europe’s sovereign debt problems continued to weigh on confidence.

The ongoing drama of the European sovereign debt crisis returned to center stage, as it became increasingly likely that eurozone member Greece would default on its sovereign debt, despite receiving aid from the European Union and

1.	The ratings indicated are from Standard & Poor’s. Credit quality ratings apply to underlying holdings of the Fund and not the Fund itself. Standard and Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.

Letter to Shareholders	Wells Fargo Advantage Specialized Technology Fund	3

the International Monetary Fund. Because many eurozone banks owned Greek debt, and many U.S. banks had financial ties to eurozone banks, investors worried about the effect of such an event on the global economy and financial system. Meanwhile, market participants increasingly worried about the debt burdens of Italy—which also had its credit rating downgraded by Standard & Poor’s—and later of France. Although France maintained its AAA rating as of the end of the period, French banks were heavily exposed to weaker sovereign credits, leading to fears of a state bailout and a resulting increase in France’s required expenditures. Partly because of the debt worries, European stock markets generally ended the period with losses.

Central banks continued to provide stimulus.

Throughout the reporting period, the Federal Open Market Committee kept its key interest rates at effectively zero in order to support the financial system. As previously planned, the Federal Reserve (Fed) ended its second round of quantitative easing (QE2)—in which it purchased a total of $600 billion in long-term U.S. Treasuries from November 2010 through June 2011—as well as reinvested an additional $250 billion to $300 billion in Treasuries with the proceeds from earlier investments. However, in response to extreme market volatility and signs of a weakening economy, in early August 2011, the Fed announced its intention to keep interest rates low until 2013. In September, the Fed implemented a program to sell $400 billion in short-term Treasuries in exchange for longer-term bonds—so-called “Operation Twist”—with the goal of pushing down long-term yields.

At the beginning of the period, the European Central Bank (ECB) had a key rate of 1.00%, but it raised it to 1.25% in April and then to 1.50% in July in an attempt to keep inflation in check. The ECB continued to provide unlimited liquidity for banks and, in August, after a sell-off in the sovereign bonds of Spain and Italy, announced plans to purchase the debt of those countries.

Global stock markets sold off during the period.

Stocks began the period rallying on hopes of a continued economic recovery, only to sell off sharply in late summer. For the period, economically sensitive stocks generally posted the deepest losses. As a result, the stocks of smaller companies—which generally have less access to capital and less diversified revenue streams than larger companies—performed the worst. The weaker economy also renewed concerns about potential loan losses at banks and other financial institutions. Among both large caps and small caps, growth stocks posted narrower losses than value stocks, largely because of weakness in financials (which are typically considered part of the value space). More defensive sectors such as health care and utilities generally outperformed. In addition, a rally in gold helped gold-related stocks post better returns than the broader market.

Many variables are at work in the market.

The full effect of the credit crisis remains unknown. Elevated unemployment and debt defaults continue to pressure consumers and businesses alike.

In this environment, experience tells us that strict adherence to time-tested strategies has its rewards. Wells Fargo Advantage Funds represents investments across a range of asset classes and investment styles, giving you an opportunity to

Stocks began the period rallying on hopes of a continued economic recovery, only to sell off sharply in late summer.

4	Wells Fargo Advantage Specialized Technology Fund	Letter to Shareholders

create a diversified investment portfolio. While diversification may not prevent losses in a downturn, it does provide you with one way of managing risk.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at www.wellsfargo.com/advantagefunds, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Performance Highlights (Unaudited)	Wells Fargo Advantage Specialized Technology Fund	5

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

RCM Capital Management, LLC

PORTFOLIO MANAGERS

Huachen Chen, CFA

Walter C. Price, Jr., CFA

FUND INCEPTION

September 18, 2000

TEN LARGEST EQUITY HOLDINGS[1] (AS OF SEPTEMBER 30, 2011)
Apple Incorporated	14.49%
Microsoft Corporation	8.66%
Oracle Corporation	5.33%
Amazon.com Incorporated	4.24%
Intuit Incorporated	3.56%
TIBCO Software Incorporated	3.29%
Google Incorporated Class A	3.01%
Intel Corporation	3.01%
Salesforce.com Incorporated	2.96%
Hitachi Limited	2.73%

INDUSTRY DISTRIBUTION[2] (AS OF SEPTEMBER 30, 2011)

1.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

2.	Industry distribution is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage Specialized Technology Fund	Performance Highlights (Unaudited)

AVERAGE ANNUAL TOTAL RETURN3 (%) (AS OF SEPTEMBER 30, 2011)

		Including Sales Charge				Excluding Sales Charge				Expense Ratios[4]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	6 Months*	1 Year	5 Year	10 Year	Gross	Net[5]
Class A (WFSTX)	09/18/2000	(24.12)	(8.93)	4.94	8.36	(19.50)	(3.38)	6.18	8.99	1.69%	1.69%
Class B (WFTBX)**	09/18/2000	(24.88)	(9.23)	5.04	8.39	(19.88)	(4.23)	5.36	8.39	2.44%	2.44%
Class C (WFTCX)	09/18/2000	(20.80)	(5.09)	5.37	8.14	(19.80)	(4.09)	5.37	8.14	2.44%	2.44%
Administrator Class (WFTDX)	07/30/2010					(19.37)	(3.11)	6.24	9.02	1.53%	1.52%
Investor Class (WFTZX)	04/08/2005					(19.52)	(3.54)	6.07	8.85	1.76%	1.76%
S&P North American Technology Index[6]						(11.69)	2.30	3.74	4.66
S&P 500 Index[7]						(13.78)	1.14	(1.18)	2.82

*	Returns for periods of less than one year are not annualized.

**	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s Web site – www.wellsfargo.com/advantagefunds.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Funds that concentrate their investments in limited sectors may be susceptible to financial, economic or market events impacting those sectors. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk, non-diversification risk, and smaller company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

3.	Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of Class A shares, and includes the higher expenses applicable to Class A shares. If these expenses had not been included, returns would be higher. Historical performance shown for the Investor Class shares prior to their inception reflects the performance of Class A shares, adjusted to reflect the higher expenses applicable to the Investor Class shares. Effective June 20, 2008, Class Z was renamed Investor Class and modified to assume the features and attributes of the Investor Class.

4.	Reflects the expense ratios as stated in the most recent prospectuses.

5.	The Adviser has committed through July 31, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.70% for Class A, 2.45% for Class B, 2.45% for Class C, 1.50% for Administrator Class and 1.77% for Investor Class. Without this cap, the Fund’s returns would have been lower.

6.	The S&P North American Technology Index (formerly the Goldman Sachs Technology Index) is a modified capitalization-weighted index of selected technology stocks. You cannot invest directly in an index.

7.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

Fund Expenses (Unaudited)	Wells Fargo Advantage Specialized Technology Fund	7

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from April 1, 2011 to September 30, 2011.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 04-01-2011	Ending Account Value 09-30-2011	Expenses Paid During the Period[1]	Net Annual Expense Ratio
Class A
Actual	$1,000.00	$804.96	$7.67	1.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.50	$8.57	1.70%
Class B
Actual	$1,000.00	$801.22	$11.03	2.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,012.75	$12.33	2.45%
Class C
Actual	$1,000.00	$801.96	$11.04	2.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,012.75	$12.33	2.45%
Administrator Class
Actual	$1,000.00	$806.31	$6.73	1.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.55	$7.52	1.49%
Investor Class
Actual	$1,000.00	$804.77	$7.99	1.77%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.15	$8.92	1.77%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

8	Wells Fargo Advantage Specialized Technology Fund	Portfolio of Investments—September 30, 2011 (Unaudited)

Security Name	Shares	Value

Common Stocks: 88.93%

Consumer Discretionary: 6.33%

Automobiles: 0.40%
Tesla Motors Incorporated†«	34,212	$834,431

Internet & Catalog Retail: 5.93%
Amazon.com Incorporated†	41,060	8,878,404
Ctrip.com International Limited ADR†«	12,730	409,397
priceline.com Incorporated†	6,980	3,137,231

		12,425,032

Financials: 3.39%

Consumer Finance: 3.39%
MasterCard Incorporated	10,690	3,390,440
Visa Incorporated Class A	43,290	3,710,819

		7,101,259

Information Technology: 78.62%

Communications Equipment: 8.52%
Acme Packet Incorporated†«	61,020	2,598,842
ADTRAN Incorporated«	180,180	4,767,563
Aruba Networks Incorporated†«	52,015	1,087,634
Cisco Systems Incorporated	357,535	5,538,217
QUALCOMM Incorporated	28,035	1,363,342
Telefonaktiebolaget LM Ericsson ADR«	216,910	2,071,491
Telefonaktiebolaget LM Ericsson Class B	43,080	413,654

		17,840,743

Computers & Peripherals: 18.90%
Apple Incorporated†	79,570	30,330,493
EMC Corporation†«	181,445	3,808,531
Hewlett-Packard Company	123,670	2,776,392
NetApp Incorporated†«	72,050	2,445,377
SanDisk Corporation†«	5,310	214,258

		39,575,051

Electronic Equipment, Instruments & Components: 3.91%
Amphenol Corporation Class A«	60,795	2,478,612
Hitachi Limited	1,151,000	5,713,638

		8,192,250

Internet Software & Services: 8.03%
Baidu Incorporated ADR†	39,515	4,224,549
Google Incorporated Class A†	12,260	6,306,299
Netease.com Incorporated ADR†«	76,750	2,928,780
Phoenix New Media Limited ADR†«	100,310	569,761
Renren Incorporated ADR†«	911	4,646
SINA Corporation†«	38,935	2,788,135

		16,822,170

Portfolio of Investments—September 30, 2011 (Unaudited)	Wells Fargo Advantage Specialized Technology Fund	9

Security Name		Shares	Value

IT Services: 3.26%
Cognizant Technology Solutions Corporation Class A†		71,510	$4,483,677
International Business Machines Corporation		13,340	2,334,900

			6,818,577

Semiconductors & Semiconductor Equipment: 10.96%
Analog Devices Incorporated		116,235	3,632,344
Atmel Corporation†		112,265	905,979
Avago Technologies Limited		24,600	806,142
Catcher Technology GDR		110,598	3,248,816
Cirrus Logic Incorporated†«		14,595	215,130
Cypress Semiconductor Corporation		83,630	1,251,941
Intel Corporation		295,025	6,292,883
ON Semiconductor Corporation†«		218,325	1,565,390
Skyworks Solutions Incorporated†«		107,735	1,932,766
Spansion Incorporated Class A†		62,254	760,744
Texas Instruments Incorporated		87,258	2,325,426

			22,937,561

Software: 25.04%
Intuit Incorporated		157,209	7,457,995
Microsoft Corporation		728,525	18,132,987
Oracle Corporation		388,575	11,167,645
Salesforce.com Incorporated†«		54,255	6,200,261
TIBCO Software Incorporated†		307,710	6,889,627
VMware Incorporated†«		32,075	2,578,188

			52,426,703

Materials: 0.59%

Chemicals: 0.59%
Monsanto Company		20,677	1,241,447

Total Common Stocks (Cost $193,846,194)			186,215,224

		Principal
Other: 0.37%
Gryphon Funding Limited, Pass-Through Entity(a)(i)(v)		$799,381	300,008
VFNC Corporation, Pass-Through Entity 0.24%(a)(i)(v)±144A		927,716	473,135

Total Other (Cost $344,186)			773,143

Yield		Shares

Short-Term Investments: 21.94%

Investment Companies: 21.94%
Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class(l)(u)	0.06%	19,438,714	19,438,714
Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)(r)	0.20	26,490,731	26,490,731

Total Short-Term Investments (Cost $45,929,445)			45,929,445

Total Investments in Securities
(Cost $240,119,825)*	111.24%	232,917,812
Other Assets and Liabilities, Net	(11.24)	(23,532,883)

Total Net Assets	100.00%	$209,384,929

10	Wells Fargo Advantage Specialized Technology Fund	Portfolio of Investments—September 30, 2011 (Unaudited)

†	Non-income earning security.

«	All or a portion of this security is on loan.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security.

(v)	Security represents investment of cash collateral received from securities on loan.

±	Variable rate investment.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

*	Cost for federal income tax purposes is $240,309,337 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$12,599,936
Gross unrealized depreciation	(19,991,461)

Net unrealized depreciation	$(7,391,525)

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities—September 30, 2011 (Unaudited)	Wells Fargo Advantage Specialized Technology Fund	11

Assets
Investments
In unaffiliated securities (including securities on loan), at value	$186,988,367
In affiliated securities, at value	45,929,445

Total investments, at value (see cost below)	232,917,812
Foreign currency, at value (see cost below)	2,533
Receivable for investments sold	4,352,074
Receivable for Fund shares sold	278,728
Receivable for dividends	66,855
Receivable for securities lending income	7,570
Prepaid expenses and other assets	31,459

Total assets	237,657,031

Liabilities
Payable for investments purchased	982,069
Payable for Fund shares redeemed	115,879
Payable upon receipt of securities loaned	26,834,917
Advisory fee payable	201,444
Distribution fees payable	4,734
Due to other related parties	29,307
Accrued expenses and other liabilities	103,752

Total liabilities	28,272,102

Total net assets	$209,384,929

NET ASSETS CONSIST OF
Paid-in capital	$193,409,954
Undistributed net investment loss	(1,490,314)
Accumulated net realized gains on investments	24,668,148
Net unrealized losses on investments	(7,202,859)

Total net assets	$209,384,929

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$122,562,045
Shares outstanding – Class A	17,159,252
Net asset value per share – Class A	$7.14
Maximum offering price per share – Class A2	$7.58
Net assets – Class B	$981,384
Shares outstanding – Class B	149,321
Net asset value per share – Class B	$6.57
Net assets – Class C	$5,785,085
Shares outstanding – Class C	882,088
Net asset value per share – Class C	$6.56
Net assets – Administrator Class	$6,290,800
Shares outstanding – Administrator Class	878,912
Net asset value per share – Administrator Class	$7.16
Net assets – Investor Class	$73,765,615
Shares outstanding – Investor Class	10,403,628
Net asset value per share – Investor Class	$7.09

Total investments, at cost	$240,119,825

Securities on loan, at value	$26,205,452

Foreign currency, at cost	$2,794

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Specialized Technology Fund	Statement of Operations—Six Months Ended September 30, 2011 (Unaudited)

Investment income
Dividends*	$648,570
Securities lending income, net	78,288
Income from affiliated securities	9,395

Total investment income	736,253

Expenses
Advisory fee	1,343,357
Administration fees
Fund level	63,969
Class A	200,647
Class B	1,692
Class C	8,911
Administrator Class	2,477
Investor Class	145,900
Shareholder servicing fees
Class A	192,296
Class B	1,627
Class C	8,568
Administrator Class	5,653
Investor Class	110,001
Distribution fees
Class B	4,882
Class C	25,704
Custody and accounting fees	31,588
Professional fees	13,201
Registration fees	15,853
Shareholder report expenses	38,460
Trustees’ fees and expenses	5,361
Other fees and expenses	7,966

Total expenses	2,228,113
Less: Fee waivers and/or expense reimbursements	(1,546)

Net expenses	2,226,567

Net investment loss	(1,490,314)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	15,069,173
Net change in unrealized gains (losses) on investments	(65,487,960)

Net realized and unrealized gains (losses) on investments	(50,418,787)

Net decrease in net assets resulting from operations	$(51,909,101)

* Net of foreign dividend withholding taxes of	$25,090

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets (Unaudited)	Wells Fargo Advantage Specialized Technology Fund	13

	Six Months Ended September 30, 2011 (Unaudited)		Year Ended March 31, 2011[1]		Year Ended October 31, 2010

Operations
Net investment loss		$(1,490,314)		$(1,335,086)		$(2,664,554)
Net realized gains on investments		15,069,173		23,344,044		21,675,307
Net change in unrealized gains (losses) on investments		(65,487,960)		12,304,761		41,116,263

Net increase (decrease) in net assets resulting from operations		(51,909,101)		34,313,719		60,127,016

Capital share transactions	Shares		Shares		Shares
Proceeds from shares sold
Class A	1,303,747	10,903,981	1,666,240	14,289,747	3,665,187	24,221,218
Class B	3,535	27,477	29,724	236,793	22,849	145,405
Class C	132,713	1,042,721	148,227	1,180,215	109,467	674,286
Administrator Class	546,757	4,590,543	433,827	3,556,702	14,002 [2]	97,500 [2]
Investor Class	748,860	6,207,378	1,123,642	9,476,844	1,232,433	8,210,302

		22,772,100		28,740,301		33,348,711

Payment for shares redeemed
Class A	(2,994,869)	(24,842,251)	(1,917,957)	(16,053,122)	(4,576,710)	(30,203,768)
Class B	(52,878)	(416,084)	(94,078)	(733,426)	(185,637)	(1,124,725)
Class C	(74,770)	(558,202)	(101,328)	(802,968)	(168,835)	(1,025,508)
Administrator Class	(104,465)	(834,873)	(11,209)	(97,066)	0 [2]	0 [2]
Investor Class	(1,026,824)	(8,512,797)	(1,041,458)	(8,732,625)	(1,681,096)	(10,992,495)

		(35,164,207)		(26,419,207)		(43,346,496)

Net increase (decrease) in net assets resulting from capital share transactions		(12,392,107)		2,321,094		(9,997,785)

Total increase (decrease) in net assets		(64,301,208)		36,634,813		50,129,231

Net assets
Beginning of period		273,686,137		237,051,324		186,922,093

End of period		$209,384,929		$273,686,137		$237,051,324

Undistributed net investment income (loss)		$(1,490,314)		$0		$0

1.	For the five months ended March 31, 2011. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2011.
2.	Class commenced operations on July 30, 2010.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Specialized Technology Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31, 2011[1]	Year Ended October 31,
Class A			2010	2009	2008	2007	2006
Net asset value, beginning of period	$8.88	$7.74	$5.81	$4.52	$7.83	$5.45	$5.20
Net investment loss	(0.05)	(0.04)	(0.08)	(0.04)[2]	(0.04)[2]	(0.07)[2]	(0.07)
Net realized and unrealized gains (losses) on investments	(1.69)	1.18	2.01	1.33	(3.27)	2.45	0.32

Total from investment operations	(1.74)	1.14	1.93	1.29	(3.31)	2.38	0.25
Net asset value, end of period	$7.14	$8.88	$7.74	$5.81	$4.52	$7.83	$5.45
Total return[3]	(19.50)%	14.60%	33.22%	28.54%	(42.27)%	43.67%	4.81%
Ratios to average net assets (annualized)
Gross expenses	1.70%	1.67%	1.73%	1.85%	1.81%	1.79%	1.83%
Net expenses	1.70%	1.67%	1.73%	1.75%	1.75%	1.75%	1.75%
Net investment loss	(1.12)%	(1.20)%	(1.23)%	(0.84)%	(0.62)%	(1.05)%	(1.13)%
Supplemental data
Portfolio turnover rate	76%	43%	164%	144%	191%	178%	279%
Net assets, end of period (000’s omitted)	$122,562	$167,298	$147,945	$116,272	$100,523	$163,333	$110,207

1.	For the five months ended March 31, 2011. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2011.

2.	Calculated based upon average shares outstanding.

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Specialized Technology Fund	15

(For a share outstanding throughout each period)

	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31, 2011[1]	Year Ended October 31,
Class B			2010	2009	2008	2007	2006
Net asset value, beginning of period	$8.20	$7.18	$5.42	$4.25	$7.42	$5.20	$5.00
Net investment loss	(0.07)[2]	(0.06)[2]	(0.12)[2]	(0.07)[2]	(0.08)[2]	(0.10)[2]	(0.14)
Net realized and unrealized gains (losses) on investments	(1.56)	1.08	1.88	1.24	(3.09)	2.32	0.34

Total from investment operations	(1.63)	1.02	1.76	1.17	(3.17)	2.22	0.20
Net asset value, end of period	$6.57	$8.20	$7.18	$5.42	$4.25	$7.42	$5.20
Total return[3]	(19.88)%	14.21%	32.47%	27.53%	(42.72)%	42.69%	4.00%
Ratios to average net assets (annualized)
Gross expenses	2.45%	2.42%	2.48%	2.60%	2.55%	2.54%	2.58%
Net expenses	2.45%	2.42%	2.48%	2.50%	2.50%	2.50%	2.50%
Net investment loss	(1.87)%	(1.95)%	(1.97)%	(1.54)%	(1.33)%	(1.79)%	(1.89)%
Supplemental data
Portfolio turnover rate	76%	43%	164%	144%	191%	178%	279%
Net assets, end of period (000’s omitted)	$981	$1,629	$1,888	$2,310	$3,254	$16,366	$23,903

1.	For the five months ended March 31, 2011. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2011.

2.	Calculated based upon average shares outstanding.

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Specialized Technology Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31, 2011[1]	Year Ended October 31,
Class C			2010	2009	2008	2007	2006
Net asset value, beginning of period	$8.18	$7.16	$5.41	$4.24	$7.40	$5.19	$4.99
Net investment loss	(0.07)[2]	(0.06)[2]	(0.12)[2]	(0.07)[2]	(0.08)[2]	(0.11)[2]	(0.12)
Net realized and unrealized gains (losses) on investments	(1.55)	1.08	1.87	1.24	(3.08)	2.32	0.32

Total from investment operations	(1.62)	1.02	1.75	1.17	(3.16)	2.21	0.20
Net asset value, end of period	$6.56	$8.18	$7.16	$5.41	$4.24	$7.40	$5.19
Total return[3]	(19.80)%	14.25%	32.35%	27.59%	(42.70)%	42.58%	4.01%
Ratios to average net assets (annualized)
Gross expenses	2.45%	2.43%	2.48%	2.60%	2.54%	2.54%	2.58%
Net expenses	2.45%	2.43%	2.48%	2.50%	2.50%	2.50%	2.50%
Net investment loss	(1.87)%	(1.95)%	(1.98)%	(1.60)%	(1.38)%	(1.81)%	(1.88)%
Supplemental data
Portfolio turnover rate	76%	43%	164%	144%	191%	178%	279%
Net assets, end of period (000’s omitted)	$5,785	$6,742	$5,566	$4,527	$3,626	$6,907	$5,173

1.	For the five months ended March 31, 2011. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2011.

2.	Calculated based upon average shares outstanding.

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Specialized Technology Fund	17

(For a share outstanding throughout each period)

Administrator Class	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31, 2011[1]	Year Ended October 31, 2010[2]
Net asset value, beginning of period	$8.88	$7.74	$6.63
Net investment loss	(0.03)	(0.04)[3]	(0.02)[3]
Net realized and unrealized gains (losses) on investments	(1.69)	1.18	1.13

Total from investment operations	(1.72)	1.14	1.11
Net asset value, end of period	$7.16	$8.88	$7.74
Total return[4]	(19.37)%	14.73%	16.74%
Ratios to average net assets (annualized)
Gross expenses	1.52%	1.48%	1.58%
Net expenses	1.49%	1.48%	1.50%
Net investment loss	(0.86)%	(1.03)%	(0.97)%
Supplemental data
Portfolio turnover rate	76%	43%	164%
Net assets, end of period (000’s omitted)	$6,291	$3,879	$108

1.	For the five months ended March 31, 2011. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2011.

2.	For the period from July 30, 2010 (commencement of class operations) to October 31, 2010.

3.	Calculated based upon average shares outstanding.

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Specialized Technology Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31, 2011[1]	Year Ended October 31,
Investor Class			2010	2009	2008[4]	2007[4]	2006[4]
Net asset value, beginning of period	$8.81	$7.69	$5.78	$4.50	$7.79	$5.44	$5.20
Net investment loss	(0.05)	(0.05)	(0.09)[2]	(0.05)[2]	(0.05)[2]	(0.07)[2]	(0.08)
Net realized and unrealized gains (losses) on investments	(1.67)	1.17	2.00	1.33	(3.24)	2.42	0.32

Total from investment operations	(1.72)	1.12	1.91	1.28	(3.29)	2.35	0.24
Net asset value, end of period	$7.09	$8.81	$7.69	$5.78	$4.50	$7.79	$5.44
Total return[3]	(19.52)%	14.56%	33.04%	28.44%	(42.23)%	43.20%	4.62%
Ratios to average net assets (annualized)
Gross expenses	1.77%	1.74%	1.82%	1.96%	1.96%	1.96%	2.00%
Net expenses	1.77%	1.74%	1.82%	1.86%	1.90%	1.90%	1.90%
Net investment loss	(1.19)%	(1.27)%	(1.32)%	(0.96)%	(0.77)%	(1.20)%	(1.30)%
Supplemental data
Portfolio turnover rate	76%	43%	164%	144%	191%	178%	279%
Net assets, end of period (000’s omitted)	$73,766	$94,139	$81,544	$63,814	$49,567	$92,530	$79,827

1.	For the five months ended March 31, 2011. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2011.

2.	Calculated based upon average shares outstanding.

3.	Returns for periods of less than one year are not annualized.

4.	On June 20, 2008, Class Z was renamed Investor Class.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Specialized Technology Fund	19

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Specialized Technology Fund (the “Fund”) which is a non-diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

20	Wells Fargo Advantage Specialized Technology Fund	Notes to Financial Statements (Unaudited)

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an investment advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. After the occurrence of a default or impairment of structured investment vehicles purchased in a joint account by the Fund’s former securities lending agent, as the various participating funds’ lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired structured investment vehicles fluctuated depending on the relative activity of each participating fund. In order to eliminate the fluctuation of the various participating funds’ ratable exposure to the defaulted or impaired structured investment vehicles, the adviser to the Fund recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired structured investment vehicles among all funds participating in securities lending (“side pocketing”) based on each participating fund’s percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each participating fund’s ownership of defaulted or impaired structured investment vehicle in the joint account based on each participating fund’s percentage ownership of the joint account as of such date.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Specialized Technology Fund	21

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$186,215,224	$0	$0	$186,215,224
Other	0	0	773,143	773,143
Short-term investments
Investment companies	19,438,714	26,490,731	0	45,929,445
Total	$205,653,938	$26,490,731	$773,143	$232,917,812

Further details on the major security types listed above can be found in the Fund’s Portfolio of Investments.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended September 30, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

22	Wells Fargo Advantage Specialized Technology Fund	Notes to Financial Statements (Unaudited)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Other
Balance as of March 31, 2011	$1,021,418
Accrued discounts (premiums)	0
Realized gains (losses)	0
Change in unrealized gains (losses)	(9,787)
Purchases	0
Sales	(238,488)
Transfers into Level 3	0
Transfers out of Level 3	0
Balance as of September 30, 2011	$773,143
Change in unrealized gains (losses) relating to securities still held at September 30, 2011	$(114,191)

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 1.05% and declining to 0.90% as the average daily net assets of the Fund increase. For the six months ended September 30, 2011, the advisory fee was equivalent to an annual rate of 1.05% of the Fund’s average daily net assets.

Funds Management may retain the services of certain sub-advisers to provide daily portfolio management to the Fund. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by the Fund to the adviser. RCM Capital Management, LLC is the sub-adviser to the Fund and is entitled to receive a fee from the adviser at an annual rate starting at 1.00% and declining to 0.55% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class Level Administration Fee
Class A, Class B, Class C	0.26%
Administrator Class	0.10
Investor Class	0.33

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses.

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Specialized Technology Fund	23

For the six months ended September 30, 2011, Wells Fargo Funds Distributor, LLC received $5,324 from the sale of Class A shares and $1,882, $589 and $419 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Administrator Class and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. Government obligations (if any) and short-term securities (securities with maturities of one year or less at purchase date), for the six months ended September 30, 2011 were $182,261,611 and $203,717,403, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, under the credit agreement, the Fund pays an annual commitment fee equal to 0.10% of the unused balance, which is allocated pro rata. Prior to September 6, 2011, the revolving credit agreement was for $125,000,000 and the annual commitment fee paid by the Fund was 0.125% of the unused balance. For the six months ended September 30, 2011, the Fund paid $253 in commitment fees.

For the six months ended September 30, 2011, there were no borrowings by the Fund under the agreement.

7. CONCENTRATION RISK

The Fund invests a substantial portion of its assets in the technology sector and, therefore, may be more affected by changes in that sector than would be a comparable mutual fund whose investments are not heavily weighted in any sector.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011.

In April 2011, FASB issued ASU No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. ASU No. 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a

24	Wells Fargo Advantage Specialized Technology Fund	Notes to Financial Statements (Unaudited)

prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011.

As of September 30, 2011, management of the Fund is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting these ASUs.

Other Information (Unaudited)	Wells Fargo Advantage Specialized Technology Fund	25

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s Web site (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s Web site on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

26	Wells Fargo Advantage Specialized Technology Fund	Other Information (Unaudited)

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) of the Trust and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 144 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Chairman, President and CEO of Crystal Geyser. Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction), Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 45 portfolios as of 12/31/10); Director, Diversapack Co. (packaging company); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Co-Director of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

Other Information (Unaudited)	Wells Fargo Advantage Specialized Technology Fund	27

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010.	Asset Allocation Trust

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Kasey Phillips (Born 1970)	Treasurer, since 2008	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010. Vice President and Assistant Vice President of Evergreen Investment Services, Inc. from 1999 to 2006.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009 . Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Assistant Vice President, Evergreen Investment Services, Inc. from 2000 to 2004 and the head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Fund’s Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Fund’s Web site at www.wellsfargo.com/advantagefunds.

28	Wells Fargo Advantage Specialized Technology Fund	List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American Depository Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAB	— Capital Appreciation Bond
CAD	— Canadian Dollar
CCAB	— Convertible Capital Appreciation Bond
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CHF	— Swiss Franc
COP	— Certificate of Participation
CR	— Custody Receipts
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depository Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IBC	— Insured Bond Certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SAVRS	— Select Auction Variable Rate Securities
SBA	— Small Business Authority
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SPDR	— Standard & Poor’s Depositary Receipts
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African Rand

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FOR MORE INFORMATION

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Fund’s Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s Web site at www.wellsfargo.com/advantagefunds. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2011 Wells Fargo Funds Management, LLC. All rights reserved.

205634 11-11 SA317/SAR317 9-11

Wells Fargo Advantage

Utility and Telecommunications Fund

Semi-Annual Report

September 30, 2011

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM ).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus for Wells Fargo Advantage Funds containing this and other information, visit wellsfargo.com/advantagefunds. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

The “Dow Jones Target Date Indexes” are a product of Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC (“CME”). “Dow Jones” and “Dow Jones Target Date Indexes” are service marks of Dow Jones Trademark Holdings, LLC, and have been licensed for use for certain purposes by CME and sublicensed for use by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by Barclays Capital Inc. The Wells Fargo Advantage Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME or Barclays Capital or any of their respective affiliates, and neither Dow Jones, CME nor Barclays Capital nor any of their respective affiliates makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy, and/or completeness of the Dow Jones Target Date Indexes or the Barclays Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, CME, BARCLAYS CAPITAL, OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY IN CONNECTION WITH THE Wells Fargo Advantage Dow Jones Target Date Funds INCLUDING, WITHOUT LIMITATION, FOR ANY SPECIAL, PUNITIVE, IN DIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $213 billion in assets under management, as of September 30, 2011.

Equity Funds
Asia Pacific Fund	Global Opportunities Fund	Premier Large Company Growth Fund
C&B Large Cap Value Fund	Growth Fund	Small Cap Opportunities Fund
C&B Mid Cap Value Fund	Health Care Fund	Small Cap Value Fund
Capital Growth Fund	Index Fund	Small Company Growth Fund
Common Stock Fund	International Equity Fund	Small Company Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small/Mid Cap Core Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small/Mid Cap Value Fund
Diversified Equity Fund	Intrinsic Value Fund	Social Sustainability Fund†
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Diversified Small Cap Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Growth Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Fund	Large Company Value Fund	Strategic Large Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Traditional Small Cap Growth Fund
Enterprise Fund†	Opportunity Fund†	Utility and Telecommunications Fund
Equity Value Fund	Precious Metals Fund
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Asset Allocation Funds
Asset Allocation Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Conservative Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†	Target 2055 Fund†
Money Market Funds
100% Treasury Money Market Fund	Minnesota Money Market Fund	New Jersey Municipal Money Market Fund
California Municipal Money Market Fund	Money Market Fund	New York Municipal Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Pennsylvania Municipal Money Market Fund
Government Money Market Fund	Municipal Money Market Fund	Prime Investment Money Market Fund
Heritage Money Market Fund†	National Tax-Free Money Market Fund	Treasury Plus Money Market Fund
Variable Trust Funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage Social Sustainability FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Utility and Telecommunications Fund	Letter to Shareholders

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

All major areas of the global stock market ended with losses, with most of the decline occurring in the second half of the period.

Dear Valued Shareholder,

We’re pleased to offer you this semi-annual report for the Wells Fargo Advantage Utility and Telecommunications Fund for the six-month period that ended September 30, 2011. Upon reviewing the report, you may notice a few changes from past reports, the most significant of which is the change from a multi-fund report to a single-fund report. We believe this change will give you more convenient access to your fund data.

The period was marked by growing pessimism about the economy and, consequently, increased market volatility as a variety of macroeconomic events—including the ongoing European sovereign debt crisis and the downgrade of the U.S. credit rating by Standard & Poor’s—caused investors to question the strength of the economic recovery. All major areas of the global stock market ended with losses, with most of the decline occurring in the second half of the period.

Market sentiment darkened as economic numbers weakened.

Prior to the period, economic numbers seemed to support the view of a gradual global economic recovery. However, growth in gross domestic product (GDP) for the first quarter of 2011 was initially reported at 1.8% but was later revised significantly downward to 0.4%. The amount of the downward revision not only reawakened fears that the economy was slowing, but also caused investors to put less of an emphasis on the 1.3% estimate for second-quarter GDP growth. The prolonged debate in the summer of 2011 over increasing the U.S. debt ceiling, which raised the possibility of the country defaulting on its debt, further weakened investor sentiment. Although the debate was resolved in time to prevent a default, Standard & Poor’s later cited the country’s dysfunctional political climate as one reason why it lowered the U.S. credit rating for long-term debt to AA+ from AAA1.

Persistent weakness in jobs and housing slowed economic growth.

The unemployment rate remained stubbornly high throughout the six-month period, beginning the period at 9.0% in April 2011 and ending the period modestly higher at 9.1% in September 2011. Widespread frustration over the continued weakness in the labor market was one factor behind the “Occupy Wall Street” protest movement that began in September 2011. Persistent weakness in the housing market remained another source of concern. By September, some market analysts were openly discussing the possibility of a return to recession; even those analysts who forecasted a continued recovery believed that it would occur only gradually. The end result was a U.S. stock market that weakened in June and recovered in July, then fell sharply in August and September to end the period with significant losses.

Europe’s sovereign debt problems continued to weigh on confidence.

The ongoing drama of the European sovereign debt crisis returned to center stage, as it became increasingly likely that eurozone member Greece would default on its sovereign debt, despite receiving aid from the European Union and

1.	The ratings indicated are from Standard & Poor’s. Credit quality ratings apply to underlying holdings of the fund and not the fund itself. Standard and Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.

Letter to Shareholders	Wells Fargo Advantage Utility and Telecommunications Fund	3

the International Monetary Fund. Because many eurozone banks owned Greek debt, and many U.S. banks had financial ties to eurozone banks, investors worried about the effect of such an event on the global economy and financial system. Meanwhile, market participants increasingly worried about the debt burdens of Italy—which also had its credit rating downgraded by Standard & Poor’s—and later of France. Although France maintained its AAA rating as of the end of the period, French banks were heavily exposed to weaker sovereign credits, leading to fears of a state bailout and a resulting increase in France’s required expenditures. Partly because of the debt worries, European stock markets generally ended the period with losses.

Central banks continued to provide stimulus.

Throughout the reporting period, the Federal Open Market Committee kept its key interest rates at effectively zero in order to support the financial system. As previously planned, the Federal Reserve (Fed) ended its second round of quantitative easing (QE2)—in which it purchased a total of $600 billion in long-term U.S. Treasuries from November 2010 through June 2011—as well as reinvested an additional $250 billion to $300 billion in Treasuries with the proceeds from earlier investments. However, in response to extreme market volatility and signs of a weakening economy, in early August 2011, the Fed announced its intention to keep interest rates low until 2013. In September, the Fed implemented a program to sell $400 billion in short-term Treasuries in exchange for longer-term bonds—so-called “Operation Twist”—with the goal of pushing down long-term yields.

At the beginning of the period, the European Central Bank (ECB) had a key rate of 1.00%, but it raised it to 1.25% in April and then to 1.50% in July in an attempt to keep inflation in check. The ECB continued to provide unlimited liquidity for banks and, in August, after a sell-off in the sovereign bonds of Spain and Italy, announced plans to purchase the debt of those countries.

Global stock markets sold off during the period.

Stocks began the period rallying on hopes of a continued economic recovery, only to sell off sharply in late summer. For the period, economically sensitive stocks generally posted the deepest losses. As a result, the stocks of smaller companies—which generally have lesser access to capital and less diversified revenue streams than larger companies—performed the worst. The weaker economy also renewed concerns about potential loan losses at banks and other financial institutions. Among both large caps and small caps, growth stocks posted narrower losses than value stocks, largely because of weakness in financials (which are typically considered part of the value space). More defensive sectors such as health care and utilities generally outperformed. In addition, a rally in gold helped gold-related stocks post better returns than the broader market.

Many variables are at work in the market.

The full effect of the credit crisis remains unknown. Elevated unemployment and debt defaults continue to pressure consumers and businesses alike.

In this environment, experience tells us that strict adherence to time-tested strategies has its rewards. Wells Fargo Advantage Funds represents investments across a range of asset classes and investment styles, giving you an opportunity to

Stocks began the period rallying on hopes of a continued economic recovery, only to sell off sharply in late summer.

4	Wells Fargo Advantage Utility and Telecommunications Fund	Letter to Shareholders

create a diversified investment portfolio. While diversification may not prevent losses in a downturn, it does provide you with one way of managing risk.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at www.wellsfargo.com/advantagefunds, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Performance Highlights (Unaudited)	Wells Fargo Advantage Utility and Telecommunications Fund	5

INVESTMENT OBJECTIVE

The Fund seeks total return, consisting of current income and capital appreciation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Crow Point Partners, LLC

PORTFOLIO MANAGER

Timothy P. O’Brien, CFA

FUND INCEPTION

January 4, 1994

TEN LARGEST EQUITY HOLDINGS[1] (AS OF SEPTEMBER 30, 2011)
CMS Energy Corporation	5.00%
Constellation Energy Group Incorporated	4.94%
Sempra Energy	4.46%
Northeast Utilities	4.37%
Wisconsin Energy Corporation	4.11%
Dominion Resources Incorporated	4.03%
El Paso Corporation	3.91%
Nextera Energy Incorporated	3.90%
National Fuel Gas Company	3.86%
Public Service Enterprise Group Incorporated	3.85%

INDUSTRY DISTRIBUTION[2] (AS OF SEPTEMBER 30, 2011)

1.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

2.	Industry distribution is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage Utility and Telecommunications Fund	Performance Highlights (Unaudited)

AVERAGE ANNUAL TOTAL RETURN3 (%) (AS OF SEPTEMBER 30, 2011)

		Including Sales Charge				Excluding Sales Charge				Expense Ratios[4]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	6 Months*	1 Year	5 Year	10 Year	Gross	Net[5]
Class A (EVUAX)	01/04/1994	(7.07)	3.19	1.96	7.14	(1.40)	9.48	3.18	7.78	1.25%	1.15%
Class B (EVUBX)**	01/04/1994	(6.59)	3.69	2.07	7.22	(1.71)	8.69	2.41	7.22	2.00%	1.90%
Class C (EVUCX)	09/02/1994	(2.71)	7.70	2.42	6.97	(1.71)	8.70	2.42	6.97	2.00%	1.90%
Administrator Class (EVUDX)	07/30/2010					(1.21)	9.82	3.27	7.89	1.09%	0.96%
Institutional Class (EVUYX)	02/28/1994					(1.20)	9.88	3.44	8.07	0.82%	0.79%
S&P Utilities Index[6]						7.78	11.95	3.88	5.23
S&P 500 Index[7]						(13.78)	1.14	(1.18)	2.82

*	Returns for periods of less than one year are not annualized.

**	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s Web site – www.wellsfargo.com/advantagefunds.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Funds that concentrate their investments in limited sectors may be susceptible to financial, economic or market events impacting those sectors. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to convertible securities risk, foreign investment risk, high-yield securities risk, non-diversification risk, smaller company securities risk, and subsidiary risk. Consult the Fund’s prospectus for additional information on these and other risks.

3.	Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Institutional Class shares, adjusted to reflect the higher expenses applicable to the Administrator Class shares. Historical performance shown for all classes of the Fund prior to July 19, 2010 is based on the performance of the Fund’s predecessor, Evergreen Utility and Telecommunications Fund.

4.	Reflects the expense ratios as stated in the most prospectuses.

5.	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.14% for Class A, 1.89% for Class B, 1.89% for Class C, 0.95% for Administrator Class and 0.78% for Institutional Class. Without this cap, the Fund’s returns would have been lower.

6.	The S&P Utilities Index is a market value-weighted index, measuring the performance of all stocks within the Utility Sector of the S&P 500 Index. You cannot invest directly in an index.

7.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

Fund Expenses (Unaudited)	Wells Fargo Advantage Utility and Telecommunications Fund	7

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from April 1, 2011 to September 30, 2011.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 04-01-2011	Ending Account Value 09-30-2011	Expenses Paid During the Period[1]	Net Annual Expense Ratio
Class A
Actual	$1,000.00	$986.04	$5.66	1.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.30	$5.76	1.14%
Class B
Actual	$1,000.00	$982.88	$9.37	1.89%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.55	$9.52	1.89%
Class C
Actual	$1,000.00	$982.93	$9.37	1.89%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.55	$9.52	1.89%
Administrator Class
Actual	$1,000.00	$987.86	$4.67	0.94%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.30	$4.75	0.94%
Institutional Class
Actual	$1,000.00	$987.98	$3.83	0.77%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.15	$3.89	0.77%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

8	Wells Fargo Advantage Utility and Telecommunications Fund	Portfolio of Investments—September 30, 2011 (Unaudited)

Security Name	Shares	Value

Common Stocks: 89.66%

Consumer Discretionary: 1.61%

Media: 1.61%
Comcast Corporation Class A	267,500	$5,590,750

Energy: 12.11%

Oil, Gas & Consumable Fuels: 12.11%
El Paso Corporation	775,000	13,547,000
Enbridge Incorporated	100,000	3,193,000
EQT Corporation	58,600	3,126,896
GeoResources Incorporated†«	187,270	3,331,533
Kodiak Oil & Gas Corporation†«	600,000	3,126,000
Markwest Energy Partners LP	75,000	3,446,250
Southwestern Energy Company†	95,000	3,166,350
Spectra Energy Corporation	100,000	2,453,000
The Williams Companies Incorporated	270,000	6,571,800

		41,961,829

Financials: 4.86%

Consumer Finance: 4.16%
MasterCard Incorporated Class A	13,000	4,123,080
Visa Incorporated Class A«	120,000	10,286,400

		14,409,480

Diversified Financial Services: 0.10%
Hicks Acquisition Company II Incorporated†(a)	35,000	351,750

REIT: 0.60%
Starwood Property Trust Incorporated	120,000	2,059,200

Industrials: 0.10%

Building Products: 0.10%
Ameresco Incorporated Class A†	35,000	355,600

Information Technology: 0.74%

Computers & Peripherals: 0.06%
Mitek Systems Incorporated†	25,000	231,250

IT Services: 0.68%
Convergys Corporation†«	250,000	2,345,000

Telecommunication Services: 7.59%

Diversified Telecommunication Services: 4.17%
AT&T Incorporated	150,000	4,278,000
Surewest Communications	17,596	184,230
Tele2 AB	100,000	1,811,252
Verizon Communications Incorporated«	100,000	3,680,000
VimpelCom Limited ADR«	350,000	3,335,500
Windstream Corporation«	100,000	1,166,000

		14,454,982

Portfolio of Investments—September 30, 2011 (Unaudited)	Wells Fargo Advantage Utility and Telecommunications Fund	9

Security Name		Shares	Value

Wireless Telecommunication Services: 3.42%
Turkcell Iletisim Hizmetleri AS ADR«		174,100	$1,963,848
Shenandoah Telecommunication«(i)		300,000	3,342,000
Sprint Nextel Corporation†		2,153,705	6,547,263

			11,853,111

Utilities: 62.65%

Electric Utilities: 25.04%
American Electric Power Company Incorporated		75,000	2,851,500
FirstEnergy Corporation«		250,000	11,227,500
Great Plains Energy Incorporated		375,000	7,237,500
Hawaiian Electric Industries Incorporated«		150,000	3,642,000
ITC Holdings Corporation		100,000	7,743,000
Nextera Energy Incorporated		250,050	13,507,701
Northeast Utilities		450,000	15,142,500
NV Energy Incorporated		300,000	4,413,000
Portland General Electric Company«		250,000	5,922,500
PPL Corporation		380,000	10,845,200
The Southern Company		100,000	4,237,000

			86,769,401

Gas Utilities: 3.87%
National Fuel Gas Company		275,000	13,387,000

Independent Power Producers & Energy Traders: 4.94%
Constellation Energy Group Incorporated		450,000	17,127,000

Multi-Utilities: 26.86%
CenterPoint Energy Incorporated		250,000	4,905,000
CMS Energy Corporation«		875,000	17,316,250
Dominion Resources Incorporated«		275,000	13,961,750
MDU Resources Group Incorporated		300,000	5,757,000
Public Service Enterprise Group Incorporated		400,000	13,348,000
SCANA Corporation«		200,000	8,090,000
Sempra Energy«		300,000	15,450,000
Wisconsin Energy Corporation		455,000	14,236,950

			93,064,950

Water Utilities: 1.94%
American Water Works Company Incorporated		200,000	6,036,000
Pennichuck Corporation		24,348	681,258

			6,717,258

Total Common Stocks (Cost $237,987,124)			310,678,561

	Dividend Yield

Preferred Stocks: 5.74%

Energy: 0.27%

Oil, Gas & Consumable Fuels: 0.27%
ATP Oil & Gas Corporation 144A	8.00%	15,710	924,926

10	Wells Fargo Advantage Utility and Telecommunications Fund	Portfolio of Investments—September 30, 2011 (Unaudited)

Security Name	Dividend Yield		Shares	Value

Financials: 0.41%

REIT: 0.41%
Strategic Hotels & Resorts Incorporated Series B	8.50%		5,198	$123,556
Strategic Hotels & Resorts Incorporated Series C	8.50		28,346	690,792
Pebblebrook Hotel Trust	8.00		25,000	620,500

				1,434,848

Utilities: 5.06%

Electric Utilities: 4.45%
Entergy Arkansas Incorporated	6.50		250,000	6,242,200
Georgia Power Company	6.45		26,800	2,913,964
Interstate Power & Light Company	8.38		216,300	6,272,700

				15,428,864

Multi-Utilities: 0.61%
Pacific Gas & Electric Company	7.70		31,400	742,610
Scana Corporation	4.36		47,500	1,347,100

				2,089,710

Total Preferred Stocks (Cost $18,980,461)				19,878,348

		Expiration Date

Warrants: 0.00%

Utilities: 0.00%

Independent Power Producers & Energy Traders: 0.00%
China Hydroelectric Corporation†		01/25/2014	30,000	3,600

Total Warrants (Cost $36,000)				3,600

	Yield

Short-Term Investments: 25.41%

Investment Companies: 25.41%
Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class(l)(u)	0.06		21,628,776	21,628,776
Wells Fargo Securities Lending Cash Investments, LLC(l)(u)(v)(r)	0.20		66,432,700	66,432,700

Total Short-Term Investments (Cost $88,061,476)				88,061,476

Total Investments in Securities
(Cost $345,065,061)*	120.81%	418,621,985
Other Assets and Liabilities, Net	(20.81)	(72,113,066)

Total Net Assets	100.00%	$346,508,919

Portfolio of Investments—September 30, 2011 (Unaudited)	Wells Fargo Advantage Utility and Telecommunications Fund	11

†	Non-income earning security.

«	All or a portion of this security is on loan.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

(v)	Security represents investment of cash collateral received from securities on loan.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

*	Cost for federal income tax purposes is $345,039,035 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$77,447,532
Gross unrealized depreciation	(3,864,582)

Net unrealized appreciation	$73,582,950

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Utility and Telecommunications Fund	Statement of Assets and Liabilities—September 30, 2011 (Unaudited)

Assets
Investments
In unaffiliated securities (including securities on loan), at value	$330,560,509
In affiliated securities, at value	88,061,476

Total investments, at value (see cost below)	418,621,985
Receivable for investments sold	319,577
Receivable for Fund shares sold	328,551
Receivable for dividends	903,880
Receivable for securities lending income	9,576
Prepaid expenses and other assets	48,801

Total assets	420,232,370

Liabilities
Payable for Fund shares redeemed	533,293
Payable upon receipt of securities loaned	66,432,700
Due to custodian bank	6,255,000
Advisory fee payable	175,030
Distribution fees payable	51,744
Due to other related parties	98,150
Accrued expenses and other liabilities	177,534

Total liabilities	73,723,451

Total net assets	$346,508,919

NET ASSETS CONSIST OF
Paid-in capital	$366,581,602
Undistributed net investment income	205,208
Accumulated net realized losses on investments	(93,847,560)
Net unrealized gains on investments	73,569,669

Total net assets	$346,508,919

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$263,093,059
Shares outstanding – Class A	21,454,899
Net asset value per share – Class A	$12.26
Maximum offering price per share – Class A2	$13.01
Net assets – Class B	$20,635,678
Shares outstanding – Class B	1,681,631
Net asset value per share – Class B	$12.27
Net assets – Class C	$52,896,455
Shares outstanding – Class C	4,310,926
Net asset value per share – Class C	$12.27
Net assets – Administrator Class	$3,525,159
Shares outstanding – Administrator Class	287,238
Net asset value per share – Administrator Class	$12.27
Net assets – Institutional Class	$6,358,568
Shares outstanding – Institutional Class	517,680
Net asset value per share – Institutional Class	$12.28

Total investments, at cost	$345,065,061

Securities on loan, at value	$64,834,872

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of Operations—Six Months Ended September 30, 2011 (Unaudited)	Wells Fargo Advantage Utility and Telecommunications Fund	13

Investment income
Dividends*	$5,971,978
Income from affiliated securities	11,279
Securities lending income, net	87,557

Total investment income	6,070,814

Expenses
Advisory fee	1,123,657
Administration fees
Fund level	93,638
Class A	367,084
Class B	29,809
Class C	76,186
Administrator Class	1,914
Institutional Class	2,727
Shareholder servicing fees
Class A	352,965
Class B	28,663
Class C	73,256
Administrator Class	4,013
Distribution fees
Class B	85,988
Class C	219,767
Custody and accounting fees	14,603
Professional fees	15,016
Registration fees	22,334
Shareholder report expenses	8,000
Trustees’ fees and expenses	5,157
Other fees and expenses	1,871

Total expenses	2,526,648
Less: Fee waivers and/or expense reimbursements	(102,595)

Net expenses	2,424,053

Net investment income	3,646,761

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	7,478,674
Written options	(593,562)

Net realized gains on investments	6,885,112

Net change in unrealized gains (losses) on:
Unaffiliated securities	(15,059,523)
Written options	(17,112)

Net change in unrealized gains (losses) on investments	(15,076,635)

Net realized and unrealized gains (losses) on investments	(8,191,523)

Net decrease in net assets resulting from operations	$(4,544,762)

* Net of foreign dividend withholding taxes of	$95,116

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Utility and Telecommunications Fund	Statements of Changes in Net Assets

	Six Months Ended September 30, 2011 (Unaudited)		Year Ended March 31, 2011[1]		Year Ended October 31, 2010[2]

Operations
Net investment income		$3,646,761		$4,147,948			$9,836,366
Net realized gains on investments		6,885,112		10,014,435			15,886,440
Net change in unrealized gains (losses) on investments		(15,076,635)		16,641,565			18,063,899

Net increase (decrease) in net assets resulting from operations		(4,544,762)		30,803,948			43,786,705

Distributions to shareholders from
Net investment income
Class A		(3,409,229)		(3,377,592)			(7,266,042)
Class B		(184,864)		(209,487)			(498,304)
Class C		(477,296)		(507,114)			(1,293,236)
Administrator Class		(49,537)		(57,673)			(44)[3]
Institutional Class		(95,079)		(90,001)			(246,342)[4]

Total distributions to shareholders		(4,216,005)		(4,241,867)			(9,303,968)

Capital share transactions	Shares		Shares		Shares
Proceeds from shares sold
Class A	689,650	8,781,044	773,836	9,471,654	1,932,934		21,982,130
Class B	55,269	688,722	8,720	106,576	52,615		599,896
Class C	92,507	1,179,743	169,806	2,084,647	732,973		8,422,289
Administrator Class	15,156	194,102	440,154	5,232,017	901	[3]	10,000 [3]
Institutional Class	49,448	631,272	44,146	538,290	486,747	[4]	5,585,331 [4]

		11,474,883		17,433,184			36,599,646

Reinvestment of distributions
Class A	237,182	2,977,125	243,520	2,917,047	540,491		6,139,396
Class B	10,620	133,505	12,680	151,524	30,728		349,330
Class C	26,304	330,630	27,109	324,575	62,162		706,472
Administrator Class	2,186	27,462	2,279	27,329	4	[3]	44 [3]
Institutional Class	7,390	92,893	7,214	86,815	20,700	[4]	236,053 [4]

		3,561,615		3,507,290			7,431,295

Payment for shares redeemed
Class A	(2,014,274)	(25,656,914)	(2,481,126)	(29,809,524)	(6,501,199)		(73,626,445)
Class B	(326,703)	(4,163,837)	(385,828)	(4,662,845)	(655,913)		(7,422,193)
Class C	(624,323)	(7,956,685)	(920,278)	(11,066,439)	(2,734,181)		(30,926,291)
Administrator Class	(40,197)	(520,695)	(133,245)	(1,610,527)	0	[3]	0 [3]
Institutional Class	(87,132)	(1,113,541)	(110,009)	(1,326,426)	(753,525)[4]		(8,601,349)[4]

		(39,411,672)		(48,475,761)			(120,576,278)

Net decrease in net assets resulting from capital share transactions		(24,375,174)		(27,535,287)			(76,545,337)

Total decrease in net assets		(33,135,941)		(973,206)			(42,062,600)

Net assets
Beginning of period		379,644,860		380,618,066			422,680,666

End of period		$346,508,919		$379,644,860			$380,618,066

Undistributed net investment income		$205,208		$774,452			$321,287

1.	For the five months ended March 31, 2011. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2011.

2.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Utility and Telecommunications Fund which became the accounting and performance survivor in this transaction. The information for the period prior to July 19, 2010 is that of Evergreen Utility and Telecommunications Fund.

3.	Class commenced operations on July 30, 2010.

4.	Class I shares of Evergreen Utility and Telecommunications Fund became Institutional Class shares on July 19, 2010.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Utility and Telecommunications Fund	15

(For a share outstanding throughout each period)

	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31, 2011[1]	Year Ended October 31,
Class A			2010[2]	2009[2]	2008[2]	2007[2]	2006[2]
Net asset value, beginning of period	$12.59	$11.73	$10.77	$10.67	$16.69	$13.63	$12.03
Net investment income	0.14	0.14	0.29	0.48	1.06	0.75	1.15 [3]
Net realized and unrealized gains (losses) on investments	(0.31)	0.87	0.94	0.11	(6.17)	3.23	1.35

Total from investment operations	(0.17)	1.01	1.23	0.59	(5.11)	3.98	2.50
Distributions to shareholders from
Net investment income	(0.16)	(0.15)	(0.27)	(0.49)	(0.91)	(0.92)	(0.90)
Net asset value, end of period	$12.26	$12.59	$11.73	$10.77	$10.67	$16.69	$13.63
Total return[4]	(1.40)%	8.66%	11.55%	5.77%	(31.70)%	29.97%	21.67%
Ratios to average net assets (annualized)
Gross expenses	1.20%	1.24%	1.16%	1.13%	1.09%	1.09%	1.20%
Net expenses	1.14%	1.14%	1.12%	1.13%	1.07%	1.04%	1.11%
Net investment income	2.10%	2.85%	2.56%	4.66%	7.05%	5.12%	9.05%
Supplemental data
Portfolio turnover rate	15%	8%	51%	109%	153%	75%	121%
Net assets, end of period (000’s omitted)	$263,093	$283,716	$281,501	$301,953	$304,608	$507,539	$329,166

1.	For the five months ended March 31, 2011. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2011.

2.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Utility and Telecommunications Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class A of Evergreen Utility and Telecommunications Fund.

3.	Calculated based upon average shares outstanding.

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Utility and Telecommunications Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31, 2011[1]	Year Ended October 31,
Class B			2010[2]	2009[2]	2008[2]	2007[2]	2006[2]
Net asset value, beginning of period	$12.59	$11.72	$10.77	$10.67	$16.69	$13.63	$12.03
Net investment income	0.09 [3]	0.10 [3]	0.21 [3]	0.40 [3]	0.89 [3]	0.69	1.09 [3]
Net realized and unrealized gains (losses) on investments	(0.30)	0.87	0.93	0.11	(6.11)	3.16	1.32

Total from investment operations	(0.21)	0.97	1.14	0.51	(5.22)	3.85	2.41
Distributions to shareholders from
Net investment income	(0.11)	(0.10)	(0.19)	(0.41)	(0.80)	(0.79)	(0.81)
Net asset value, end of period	$12.27	$12.59	$11.72	$10.77	$10.67	$16.69	$13.63
Total return[4]	(1.71)%	8.32%	10.64%	4.97%	(32.18)%	28.91%	20.85%
Ratios to average net assets (annualized)
Gross expenses	1.95%	1.99%	1.91%	1.88%	1.81%	1.79%	1.90%
Net expenses	1.89%	1.89%	1.87%	1.88%	1.81%	1.79%	1.86%
Net investment income	1.34%	2.09%	1.82%	3.92%	6.02%	4.32%	8.60%
Supplemental data
Portfolio turnover rate	15%	8%	51%	109%	153%	75%	121%
Net assets, end of period (000’s omitted)	$20,636	$24,461	$27,042	$31,007	$35,106	$77,683	$69,496

1.	For the five months ended March 31, 2011. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2011.

2.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Utility and Telecommunications Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class B of Evergreen Utility and Telecommunications Fund.

3.	Calculated based upon average shares outstanding.

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Utility and Telecommunications Fund	17

(For a share outstanding throughout each period)

	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31, 2011[1]	Year Ended October 31,
Class C			2010[2]	2009[2]	2008[2]	2007[2]	2006[2]
Net asset value, beginning of period	$12.59	$11.72	$10.77	$10.67	$16.69	$13.63	$12.04
Net investment income	0.09 [3]	0.11 [3]	0.21 [3]	0.40	0.95	0.67 [3]	1.00 [3]
Net realized and unrealized gains (losses) on investments	(0.30)	0.86	0.93	0.11	(6.17)	3.19	1.41

Total from investment operations	(0.21)	0.97	1.14	0.51	(5.22)	3.86	2.41
Distributions to shareholders from
Net investment income	(0.11)	(0.10)	(0.19)	(0.41)	(0.80)	(0.80)	(0.82)
Net asset value, end of period	$12.27	$12.59	$11.72	$10.77	$10.67	$16.69	$13.63
Total return[4]	(1.71)%	8.32%	10.62%	5.06%	(32.25)%	28.99%	20.77%
Ratios to average net assets (annualized)
Gross expenses	1.95%	1.99%	1.91%	1.88%	1.82%	1.79%	1.90%
Net expenses	1.89%	1.89%	1.87%	1.88%	1.82%	1.79%	1.86%
Net investment income	1.34%	2.10%	1.83%	3.86%	6.36%	4.33%	7.92%
Supplemental data
Portfolio turnover rate	15%	8%	51%	109%	153%	75%	121%
Net assets, end of period (000’s omitted)	$52,896	$60,655	$64,942	$80,526	$74,008	$123,039	$45,765

1.	For the five months ended March 31, 2011. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2011.

2.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Utility and Telecommunications Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class C of Evergreen Utility and Telecommunications Fund.

3.	Calculated based upon average shares outstanding.

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Utility and Telecommunications Fund	Financial Highlights

(For a share outstanding throughout each period)

Administrator Class	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31, 2011[1]	Year Ended October 31, 2010[2]
Net asset value, beginning of period	$12.59	$11.74	$11.10
Net investment income	0.15	0.12 [3]	0.06
Net realized and unrealized gains (losses) on investments	(0.30)	0.89	0.63

Total from investment operations	(0.15)	1.01	0.69
Distributions to shareholders from
Net investment income	(0.17)	(0.16)	(0.05)
Net asset value, end of period	$12.27	$12.59	$11.74
Total return[4]	(1.21)%	8.70%	6.22%
Ratios to average net assets (annualized)
Gross expenses	1.00%	1.04%	1.14%
Net expenses	0.94%	0.95%	0.95%
Net investment income	2.32%	2.37%	2.23%
Supplemental data
Portfolio turnover rate	15%	8%	51%
Net assets, end of period (000’s omitted)	$3,525	$3,904	$11

1.	For the five months ended March 31, 2011. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2011.

2.	For the period from July 30, 2010 (commencement of class operations) to October 31, 2010.

3.	Calculated based upon average shares outstanding.

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Utility and Telecommunications Fund	19

(For a share outstanding throughout each period)

	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31, 2011[1]	Year Ended October 31,
Institutional Class			2010[2]	2009[2]	2008[2]	2007[2]	2006[2]
Net asset value, beginning of period	$12.61	$11.74	$10.78	$10.69	$16.72	$13.65	$12.04
Net investment income	0.16	0.16	0.31 [3]	0.51	1.14 [3]	0.78	1.26 [3]
Net realized and unrealized gains (losses) on investments	(0.31)	0.87	0.95	0.09	(6.23)	3.24	1.28

Total from investment operations	(0.15)	1.03	1.26	0.60	(5.09)	4.02	2.54
Distributions to shareholders from
Net investment income	(0.18)	(0.16)	(0.30)	(0.51)	(0.94)	(0.95)	(0.93)
Net asset value, end of period	$12.28	$12.61	$11.74	$10.78	$10.69	$16.72	$13.65
Total return[4]	(1.20)%	8.85%	11.75%	6.03%	(31.55)%	30.24%	22.09%
Ratios to average net assets (annualized)
Gross expenses	0.77%	0.81%	0.86%	0.89%	0.83%	0.79%	0.90%
Net expenses	0.77%	0.78%	0.84%	0.89%	0.83%	0.79%	0.86%
Net investment income	2.47%	3.22%	2.73%	4.88%	7.92%	5.31%	9.98%
Supplemental data
Portfolio turnover rate	15%	8%	51%	109%	153%	75%	121%
Net assets, end of period (000’s omitted)	$6,359	$6,909	$7,123	$9,196	$8,927	$3,677	$2,606

1.	For the five months ended March 31, 2011. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2011.

2.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Utility and Telecommunications Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class I of Evergreen Utility and Telecommunications Fund.

3.	Calculated based upon average shares outstanding.

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Utility and Telecommunications Fund	Notes to Financial Statements (Unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Utility and Telecommunications Fund (the “Fund”) which is a non-diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Utility and Telecommunications Fund	21

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an investment advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

Options

The Fund may be subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may write covered put or call options. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options, which expire unexercised, are recognized as realized gains from investments on the expiration date. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may also purchase call or put options. The premium is included in the Statement of Assets and Liabilities as an investment which is subsequently adjusted to the current market value of the option. Premiums paid for purchased options which expire are recognized as realized losses from investments on the expiration date. Premiums paid for purchased options which are exercised or closed are added to the amount paid or offset against the proceeds on the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

Options traded on an exchange are regulated and terms of the options are standardized. Options traded over the counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

22	Wells Fargo Advantage Utility and Telecommunications Fund	Notes to Financial Statements (Unaudited)

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

As of March 31, 2011, the Fund had estimated net capital loss carryforwards, which were available to offset future net realized capital gains, in the amount of $100,854,177 with $46,086,660 expiring in 2016 and $54,767,517 expiring in 2017.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Utility and Telecommunications Fund	23

As of September 30, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$308,515,559	$2,163,002	$0	$310,678,561
Preferred stocks	11,968,612	7,909,736	0	19,878,348
Warrants	0	3,600	0	3,600
Short-term investments
Investment companies	21,628,776	66,432,700	0	88,061,476
	$342,112,947	$76,509,038	$0	$418,621,985

Further details on the major security types listed above can be found in the Fund’s Portfolio of Investments.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended September 30, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.60% and declining to 0.45% as the average daily net assets of the Fund increase. For the six months ended September 30, 2011, the advisory fee was equivalent to an annual rate of 0.60% of the Fund’s average daily net assets.

Funds Management may retain the services of certain sub-advisers to provide daily portfolio management to the Fund. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by the Fund to the adviser. Crow Point Partners, LLC is the sub-adviser to the Fund and is entitled to receive a fee from the adviser at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class Level Administration Fee
Class A, Class B, Class C	0.26%
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses.

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

24	Wells Fargo Advantage Utility and Telecommunications Fund	Notes to Financial Statements (Unaudited)

For the six months ended September 30, 2011, Wells Fargo Funds Distributor, LLC received $12,561 from the sale of Class A shares and $6, $24,217 and $303 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, and Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of the class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. Government obligations (if any) and short-term securities (securities with maturities of one year or less at purchase date), for the six months ended September 30, 2011 were $53,938,593 and $83,807,339, respectively.

6. DERIVATIVE TRANSACTIONS

During the six months ended September 30, 2011, the Fund entered into purchased and written options for economic hedging purposes.

During the six months ended September 30, 2011, the Fund had written option activities as follows:

	Call Options		Put Options
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Options outstanding at March 31, 2011	497	$45,701	11,438	$1,613
Options written	9,981	731,486	34,314	4,927
Options expired	(6,194)	(427,113)	(45,752)	(6,540)
Options terminated in closing purchase transactions	(4,051)	(332,452)	0	0
Options exercised	(233)	(17,622)	0	0
Options outstanding at September 30, 2011	0	$0	0	$0

As of September 30, 2011, the Fund did not have any open written options but had total premiums received that averaged $68,068 and $2,871 for call and put options, respectively, during the six months ended September 30, 2011. During the six months ended September 30, 2011, the Fund had purchased put options with an average cost of $2,657.

A summary of derivative instruments by primary risk exposure is outlined in the following tables, unless the only primary risk exposure category is already reflected in the appropriate financial statements.

The effect of derivative instruments on the Statement of Operations for the six months ended September 30, 2011 was as follows for the Fund:

	Amount of Realized Losses on Derivatives		Change in Unrealized Gains (Losses) on Derivatives
	Unaffiliated Securities	Written Options	Unaffiliated Securities	Written Options
Equity contracts	$(18,493)*	$(593,562)	$(1,415)*	$(17,112)

*	Amount relates to purchased options.

7. BANK BORROWINGS

The Trust (excluding the money market funds) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Utility and Telecommunications Fund	25

that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, under the credit agreement, the Fund pays an annual commitment fee equal to 0.10% of the unused balance, which is allocated pro rata. Prior to September 6, 2011, the revolving credit agreement was for $125,000,000 and the annual commitment fee paid by the Fund was 0.125% of the unused balance. For the six months ended September 30, 2011, the Fund paid $357 in commitment fees.

For the six months ended September 30, 2011, there were no borrowings by the Fund under the agreement.

8. CONCENTRATION RISK

The Fund invests a substantial portion of its assets in the utility and telecommunications sectors and, therefore, may be more affected by changes in those sectors than would be a comparable mutual fund whose investments are not heavily weighted in any sector.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

10. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011.

In April 2011, FASB issued ASU No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. ASU No. 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011.

As of September 30, 2011, management of the Fund is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting these ASUs.

26	Wells Fargo Advantage Utility and Telecommunications Fund	Other Information (Unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s Web site (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s Web site on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other Information (Unaudited)	Wells Fargo Advantage Utility and Telecommunications Fund	27

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) of the Trust and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 144 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Chairman, President and CEO of Crystal Geyser. Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction), Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 45 portfolios as of 12/31/10); Director, Diversapack Co. (packaging company); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Co-Director of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

28	Wells Fargo Advantage Utility and Telecommunications Fund	Other Information (Unaudited)

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010

Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).

Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010.	Asset Allocation Trust

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Kasey Phillips (Born 1970)	Treasurer, since 2008	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010. Vice President and Assistant Vice President of Evergreen Investment Services, Inc. from 1999 to 2006.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009 . Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Assistant Vice President, Evergreen Investment Services, Inc. from 2000 to 2004 and the head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Fund’s Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Fund’s Web site at www.wellsfargo.com/advantagefunds.

List of Abbreviations	Wells Fargo Advantage Utility and Telecommunications Fund	29

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American Depository Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAB	— Capital Appreciation Bond
CAD	— Canadian Dollar
CCAB	— Convertible Capital Appreciation Bond
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CHF	— Swiss Franc
COP	— Certificate of Participation
CR	— Custody Receipts
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depository Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IBC	— Insured Bond Certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SAVRS	— Select Auction Variable Rate Securities
SBA	— Small Business Authority
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SPDR	— Standard & Poor’s Depositary Receipts
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African Rand

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FOR MORE INFORMATION

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Fund’s Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s Web site at www.wellsfargo.com/advantagefunds. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2011 Wells Fargo Funds Management, LLC. All rights reserved.

205635 11-11 SA318/SAR318 9-11

ITEM 2.	CODE OF ETHICS

Not required in this filing

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not required in this filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6.	SCHEDULE OF INVESTMENTS

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The Governance Committee (the “Committee”) of the Board of Trustees of the registrant (the “Trust”) has adopted procedures by which a shareholder of any series of the Trust may submit properly a nominee recommendation for the Committee’s consideration.

The shareholder must submit any such recommendation (a “Shareholder Recommendation”) in writing to the Trust, to the attention of the Trust’s Secretary, at the address of the principal executive offices of the Trust.

The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than forty-five (45) calendar days nor more than seventy-five (75) calendar days prior to the date of the Committee meeting at which the nominee would be considered.

The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person recommended by the shareholder (the “candidate”); (B) the series (and, if applicable, class) and number of all shares of the Trust owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), adopted by the Securities and Exchange Commission (or the corresponding provisions of any regulation or rule subsequently adopted by the Securities and Exchange Commission or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an “interested person” of the Trust (as defined in the Investment Company Act of 1940, as amended) and, if not an “interested person,” information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder’s name as it appears on the Trust’s books; (iv) the series (and, if applicable, class) and number of all shares of the Trust owned beneficially and of record by the recommending shareholder; and (v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Committee may require the candidate to interview in person and furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a Trustee of the Trust.

ITEM 11.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1)	Not required in this filing.

(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ KARLA M. RABUSCH
Karla M. Rabusch
President

Date:	November 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

By:	/s/ KARLA M. RABUSCH
Karla M. Rabusch
President

Date:	November 23, 2011

By:	/s/ KASEY L. PHILLIPS
Kasey L. Phillips
Treasurer

Date:	November 23, 2011